UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Limited Term Bond Fund

November 30, 2014

1.813046.110

LTB-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 62.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 1.3%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 1,220,000	$ 1,226,190
1.3% 7/31/15 (b)	1,260,000	1,265,926
1.375% 8/1/17 (b)	2,000,000	1,999,870
1.45% 8/1/16 (b)	1,461,000	1,471,607
2.375% 8/1/18 (b)	1,000,000	1,017,188
General Motors Financial Co., Inc. 3% 9/25/17	3,000,000	3,061,650
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	1,000,000	999,701
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	620,000	622,300
2.125% 11/20/18 (b)	1,500,000	1,506,161
2.375% 3/22/17 (b)	600,000	615,126
		13,785,719
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,190,625
Household Durables - 0.3%
D.R. Horton, Inc. 3.75% 3/1/19	2,000,000	2,005,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,015,000
		4,020,000
Media - 4.4%
British Sky Broadcasting Group PLC 2.625% 9/16/19 (b)	3,000,000	3,028,722
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,472,698
5.7% 5/15/18	42,000	47,626
6.3% 11/15/17	6,000,000	6,839,694
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000,000	4,556,260
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,761,525
5.875% 10/1/19	5,034,000	5,817,673
Discovery Communications LLC 5.05% 6/1/20	322,000	356,040
News America, Inc. 6.9% 3/1/19	750,000	888,665
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,688
1.3% 2/23/17	165,000	164,955
1.65% 9/29/17	5,050,000	5,038,557
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.85% 5/1/17	$ 1,996,000	$ 2,195,708
6.75% 7/1/18	1,141,000	1,324,355
8.25% 4/1/19	500,000	618,330
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,980,346
3.15% 7/15/15	24,000	24,379
5.875% 11/15/16	1,685,000	1,837,118
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,921,268
3.5% 4/1/17	455,000	476,564
6.125% 10/5/17	679,000	762,869
		47,391,040
TOTAL CONSUMER DISCRETIONARY		66,387,384
CONSUMER STAPLES - 4.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,506,440
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	5,000,000	5,013,155
FBG Finance Ltd. 5.125% 6/15/15 (b)	510,000	522,400
Heineken NV 1.4% 10/1/17 (b)	321,000	321,155
PepsiCo, Inc. 7.9% 11/1/18	815,000	998,924
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	2,310,000	2,324,040
2.45% 1/15/17 (b)	1,280,000	1,311,375
		11,997,489
Food & Staples Retailing - 0.7%
CVS Health Corp. 2.25% 12/5/18	3,376,000	3,423,477
Kroger Co. 0.7581% 10/17/16 (d)	2,000,000	1,999,634
Walgreen Co. 1.8% 9/15/17	2,267,000	2,282,221
		7,705,332
Food Products - 1.5%
Cargill, Inc. 6% 11/27/17 (b)	106,000	119,378
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,213,116
General Mills, Inc.:
1.4% 10/20/17	3,000,000	3,002,328
2.2% 10/21/19	2,000,000	1,997,838
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
General Mills, Inc.: - continued
5.2% 3/17/15	$ 650,000	$ 658,835
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	622,082
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,087,738
William Wrigley Jr. Co. 2% 10/20/17 (b)	428,000	433,225
		16,134,540
Tobacco - 1.0%
Altria Group, Inc.:
2.625% 1/14/20	5,000,000	5,028,835
4.125% 9/11/15	500,000	513,386
9.7% 11/10/18	454,000	582,859
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,643,422
Reynolds American, Inc.:
1.05% 10/30/15	707,000	708,449
6.75% 6/15/17	513,000	576,663
		10,053,614
TOTAL CONSUMER STAPLES		45,890,975
ENERGY - 3.6%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 5.35% 3/15/20 (b)	1,738,000	1,920,323
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	881,003
Nabors Industries, Inc. 2.35% 9/15/16	257,000	259,792
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	614,953
Noble Holding International Ltd. 2.5% 3/15/17	262,000	264,190
Petrofac Ltd. 3.4% 10/10/18 (b)	1,000,000	1,032,860
		4,973,121
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	48,607
6.375% 9/15/17	555,000	623,252
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	640,006
BP Capital Markets PLC:
2.248% 11/1/16	620,000	635,346
2.521% 1/15/20	1,688,000	1,699,288
3.2% 3/11/16	610,000	628,387
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	415,520
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 292,000	$ 298,236
2.7% 4/1/19	289,000	288,097
Devon Energy Corp.:
0.6841% 12/15/15 (d)	1,500,000	1,503,867
2.25% 12/15/18	484,000	485,066
Duke Energy Field Services 5.375% 10/15/15 (b)	212,000	219,919
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,034
Enable Midstream Partners LP 2.4% 5/15/19 (b)	174,000	171,633
Enbridge, Inc. 0.6836% 6/2/17 (d)	1,045,000	1,048,107
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	791,071
Enterprise Products Operating LP 2.55% 10/15/19	178,000	178,265
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	20,000	21,638
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,733,378
Kinder Morgan Holding Co. LLC:
2% 12/1/17	393,000	393,826
3.05% 12/1/19	758,000	762,083
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	899,906
Petro-Canada 6.05% 5/15/18	326,000	371,535
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,454,605
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	2,000,000	2,079,740
Petroleos Mexicanos:
3.125% 1/23/19	77,000	78,972
3.5% 7/18/18	5,000,000	5,186,250
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,304,241
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	384,179
5.75% 1/15/20	962,000	1,106,194
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,000,000	1,000,658
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,385
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	92,789
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,079,102
Total Capital International SA 2.125% 1/10/19	2,000,000	2,017,328
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	422,931
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,278,899
5.375% 6/1/21	600,000	669,881
		34,067,221
TOTAL ENERGY		39,040,342
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 35.1%
Banks - 18.7%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	$ 4,000,000	$ 4,061,400
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,004,146
1.45% 5/15/18	570,000	565,936
1.875% 10/6/17	620,000	628,968
2.25% 6/13/19	2,000,000	2,015,120
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	2,575,000	2,593,025
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,438,875
2% 1/11/18	6,200,000	6,242,563
2.6% 1/15/19	7,495,000	7,599,982
2.65% 4/1/19	4,100,000	4,158,454
5.75% 12/1/17	1,150,000	1,279,981
Bank of America NA:
1.25% 2/14/17	2,420,000	2,422,485
5.3% 3/15/17	250,000	270,639
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,009,398
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	590,000	585,365
2.35% 9/8/19 (b)	3,050,000	3,051,784
2.7% 9/9/18 (b)	500,000	512,601
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,319,184
Barclays PLC 2.75% 11/8/19	831,000	834,229
BNP Paribas 2.375% 9/14/17	6,000,000	6,133,758
BPCE SA:
1.625% 2/10/17	450,000	452,570
1.7% 4/25/16	2,000,000	2,020,360
2.5% 7/15/19	2,000,000	2,017,716
Capital One Bank NA:
1.3% 6/5/17	1,000,000	996,633
2.25% 2/13/19	1,000,000	1,000,122
Capital One NA 2.4% 9/5/19	2,000,000	1,999,824
CIT Group, Inc. 3.875% 2/19/19	1,090,000	1,095,232
Citigroup, Inc.:
1.3% 4/1/16	1,370,000	1,375,350
1.3% 11/15/16	767,000	767,618
1.55% 8/14/17	2,000,000	1,998,812
1.7% 7/25/16	4,000,000	4,039,448
1.75% 5/1/18	870,000	866,270
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
1.85% 11/24/17	$ 3,000,000	$ 3,011,061
2.5% 7/29/19	2,000,000	2,015,630
2.55% 4/8/19	3,000,000	3,040,569
3.953% 6/15/16	1,310,000	1,366,608
6.125% 5/15/18	12,000	13,647
Comerica, Inc. 2.125% 5/23/19	345,000	344,318
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	756,829
2.3% 9/6/19	2,000,000	2,016,946
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,016,932
Credit Suisse AG 6% 2/15/18	1,680,000	1,884,653
Credit Suisse New York Branch:
0.5346% 3/11/16 (d)	2,000,000	1,998,478
2.3% 5/28/19	5,750,000	5,774,012
3% 10/29/21	1,500,000	1,499,808
Discover Bank 2% 2/21/18	5,920,000	5,924,233
Fifth Third Bancorp:
2.3% 3/1/19	279,000	281,082
4.5% 6/1/18	3,024,000	3,272,443
5.45% 1/15/17	291,000	314,396
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,009,562
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	701,429
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,022,405
HBOS PLC 6.75% 5/21/18 (b)	509,000	572,014
HSBC Bank PLC 1.5% 5/15/18 (b)	1,570,000	1,559,186
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	544,372
2.375% 11/13/19	3,000,000	3,018,615
2.625% 9/24/18	262,000	269,905
Huntington Bancshares, Inc. 7% 12/15/20	180,000	216,971
Huntington National Bank 2.2% 4/1/19	1,000,000	1,000,737
Intesa Sanpaolo SpA 2.375% 1/13/17	3,250,000	3,293,089
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,506,628
1.625% 5/15/18	4,500,000	4,478,805
2% 8/15/17	4,500,000	4,564,989
2.35% 1/28/19	4,000,000	4,050,428
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,974,305
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
KeyBank NA:
1.65% 2/1/18	$ 397,000	$ 397,526
2.5% 12/15/19	3,783,000	3,816,638
KeyCorp. 2.3% 12/13/18	2,000,000	2,015,334
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,112,104
Marshall & Ilsley Bank 5% 1/17/17	778,000	830,902
Mizuho Corporate Bank Ltd.:
1.55% 10/17/17 (b)	1,940,000	1,933,776
2.45% 4/16/19 (b)	1,400,000	1,405,671
2.65% 9/25/19 (b)	2,000,000	2,026,964
MUFG Union Bank NA 1.5% 9/26/16	335,000	337,359
Nordea Bank AB:
0.875% 5/13/16 (b)	860,000	861,141
2.375% 4/4/19 (b)	1,000,000	1,015,423
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,575,456
2.4% 10/18/19	3,000,000	3,034,233
Regions Bank 7.5% 5/15/18	1,043,000	1,218,415
Regions Financial Corp.:
2% 5/15/18	580,000	576,808
5.75% 6/15/15	589,000	602,722
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,719,032
Royal Bank of Scotland Group PLC:
1.1731% 3/31/17 (d)	2,000,000	2,006,414
2.55% 9/18/15	2,052,000	2,078,325
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	947,413
2.25% 7/11/19	3,500,000	3,495,496
2.45% 1/10/19	590,000	596,872
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	933,262
2.5% 5/1/19	550,000	556,512
3.5% 1/20/17	1,378,000	1,445,285
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	2,004,978
The Toronto Dominion Bank:
2.125% 7/2/19	5,000,000	5,012,670
2.25% 11/5/19	2,000,000	2,008,200
2.375% 10/19/16	1,230,000	1,266,083
2.625% 9/10/18	1,200,000	1,232,996
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,017,022
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
U.S. Bank NA 2.125% 10/28/19	$ 2,186,000	$ 2,190,827
Wachovia Bank NA 6% 11/15/17	570,000	645,646
Wachovia Corp. 5.625% 10/15/16	590,000	639,552
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,301,512
2.15% 1/15/19	2,500,000	2,521,983
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,099,937
		202,153,422
Capital Markets - 4.4%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,000,160
2.5% 2/13/19	2,250,000	2,293,214
Goldman Sachs Group, Inc.:
2.375% 1/22/18	5,850,000	5,955,370
2.625% 1/31/19	9,000,000	9,115,038
5.95% 1/18/18	1,693,000	1,899,400
6.15% 4/1/18	402,000	455,277
Lazard Group LLC:
4.25% 11/14/20	250,000	266,094
6.85% 6/15/17	815,000	916,205
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,020,652
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	44,983
6.875% 4/25/18	726,000	842,050
Morgan Stanley:
2.125% 4/25/18	580,000	582,675
2.375% 7/23/19	7,660,000	7,647,667
2.5% 1/24/19	1,750,000	1,770,542
4.75% 3/22/17	2,000,000	2,147,850
5.45% 1/9/17	1,200,000	1,300,933
5.625% 9/23/19	112,000	127,626
5.95% 12/28/17	383,000	429,979
7.3% 5/13/19	603,000	724,261
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,285,989
UBS AG Stamford Branch 1.375% 8/14/17	6,700,000	6,678,795
		47,504,760
Consumer Finance - 5.9%
American Express Co. 1.55% 5/22/18	3,000,000	2,977,221
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.:
1.3% 7/29/16	$ 520,000	$ 523,169
2.125% 3/18/19	3,520,000	3,534,847
American Honda Finance Corp.:
1.2% 7/14/17	5,000,000	5,003,540
1.5% 9/11/17 (b)	620,000	623,492
2.125% 10/10/18	500,000	508,046
Capital One Financial Corp.:
2.45% 4/24/19	2,450,000	2,459,817
3.15% 7/15/16	1,605,000	1,656,965
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,167,794
Discover Financial Services 6.45% 6/12/17	3,381,000	3,766,272
Ford Motor Credit Co. LLC:
1.684% 9/8/17	1,000,000	996,681
1.7% 5/9/16	600,000	604,674
2.597% 11/4/19	5,000,000	5,014,990
2.875% 10/1/18	2,500,000	2,561,898
3% 6/12/17	4,500,000	4,639,203
General Electric Capital Corp.:
1% 1/8/16	727,000	731,188
1.5% 7/12/16	2,200,000	2,229,762
1.6% 11/20/17	1,860,000	1,878,756
1.625% 4/2/18	2,370,000	2,383,300
2.25% 11/9/15	886,000	901,187
2.3% 1/14/19	3,000,000	3,065,004
2.9% 1/9/17	640,000	665,989
2.95% 5/9/16	255,000	263,677
3.35% 10/17/16	610,000	638,985
6.375% 11/15/67 (d)	1,275,000	1,374,450
Hyundai Capital America:
1.45% 2/6/17 (b)	632,000	630,902
1.625% 10/2/15 (b)	246,000	247,568
2.125% 10/2/17 (b)	224,000	226,293
2.55% 2/6/19 (b)	1,759,000	1,772,497
2.875% 8/9/18 (b)	2,606,000	2,674,236
Synchrony Financial:
1.875% 8/15/17	173,000	173,827
3% 8/15/19	3,000,000	3,045,753
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,538,400
		63,480,383
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.6%
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	$ 620,000	$ 627,588
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	355,093
Moody's Corp. 2.75% 7/15/19	5,000,000	5,074,535
		6,057,216
Insurance - 2.9%
AIA Group Ltd. 2.25% 3/11/19 (b)	200,000	199,822
American International Group, Inc.:
2.3% 7/16/19	2,304,000	2,325,015
5.45% 5/18/17	3,000,000	3,294,702
Aon Corp.:
3.125% 5/27/16	2,000,000	2,058,436
3.5% 9/30/15	1,911,000	1,956,161
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	84,000
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	259,000	268,389
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,011,269
4% 10/15/17	2,940,000	3,146,097
5.375% 3/15/17	18,000	19,582
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	599,000	658,370
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	498,911
2.55% 10/15/18	517,000	528,419
MassMutual Global Funding II 2.35% 4/9/19 (b)	1,000,000	1,012,763
MetLife, Inc.:
1.756% 12/15/17	269,000	271,580
1.903% 12/15/17	180,000	181,082
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	1,500,000	1,501,859
1.5% 1/10/18 (b)	4,431,000	4,437,518
Pacific LifeCorp 6% 2/10/20 (b)	321,000	367,720
Pricoa Global Funding I:
1.15% 11/25/16 (b)	2,000,000	2,004,570
1.6% 5/29/18 (b)	967,000	960,437
Principal Life Global Funding II 2.375% 9/11/19 (b)	2,200,000	2,213,600
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	945,245
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	280,000	281,890
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20	$ 737,000	$ 845,658
7.125% 9/30/16	704,000	779,899
		31,852,994
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,173
Boston Properties, Inc. 5.875% 10/15/19	446,000	514,743
DDR Corp.:
4.75% 4/15/18	1,290,000	1,398,302
7.5% 4/1/17	389,000	439,480
Duke Realty LP:
5.95% 2/15/17	354,000	387,776
6.75% 3/15/20	35,000	41,552
8.25% 8/15/19	7,000	8,710
Equity One, Inc.:
6% 9/15/17	509,000	562,788
6.25% 1/15/17	74,000	80,674
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,826
6.2% 1/15/17	94,000	103,851
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,064,866
HCP, Inc. 3.75% 2/1/16	272,000	280,954
Health Care Property Investors, Inc. 6% 1/30/17	750,000	824,859
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	252,996
4.7% 9/15/17	436,000	472,364
HRPT Properties Trust:
5.75% 11/1/15	211,000	214,651
6.25% 6/15/17	186,000	201,623
6.65% 1/15/18	95,000	104,715
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,023,072
2.2% 2/1/19	462,000	467,348
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	463,901
		11,116,224
Real Estate Management & Development - 1.6%
BioMed Realty LP:
2.625% 5/1/19	295,000	295,641
3.85% 4/15/16	1,000,000	1,036,317
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
4.25% 7/15/22	$ 277,000	$ 286,497
6.125% 4/15/20	6,000	6,890
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	55,144
5.7% 5/1/17	369,000	400,420
6% 4/1/16	124,000	131,529
ERP Operating LP:
2.375% 7/1/19	391,000	392,885
5.75% 6/15/17	1,003,000	1,112,748
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,230,901
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,139,315
5.125% 3/2/15	170,000	171,906
5.5% 12/15/16	2,260,000	2,443,591
6.625% 10/1/17	1,082,000	1,222,673
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	444,285
4.5% 4/18/22	185,000	187,774
7.75% 8/15/19	1,064,000	1,268,419
Prime Property Funding, Inc.:
5.625% 1/15/17 (b)	453,000	481,596
5.7% 4/15/17 (b)	405,000	434,190
Reckson Operating Partnership LP 6% 3/31/16	152,000	161,110
Regency Centers LP:
5.25% 8/1/15	522,000	537,305
5.875% 6/15/17	244,000	270,794
Tanger Properties LP:
6.125% 6/1/20	606,000	707,230
6.15% 11/15/15	615,000	646,599
Ventas Realty LP:
1.25% 4/17/17	263,000	262,585
1.55% 9/26/16	346,000	348,644
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	394,893
		17,071,881
TOTAL FINANCIALS		379,236,880
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 2.0%
Biotechnology - 0.5%
Amgen, Inc.:
0.6129% 5/22/17 (d)	$ 3,000,000	$ 3,002,907
1.25% 5/22/17	1,500,000	1,495,740
5.85% 6/1/17	446,000	494,111
Celgene Corp. 2.45% 10/15/15	56,000	56,839
		5,049,597
Health Care Providers & Services - 1.0%
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	290,849
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,490,211
2.25% 6/15/19	1,000,000	998,643
Express Scripts, Inc. 3.125% 5/15/16	555,000	572,955
McKesson Corp. 2.284% 3/15/19	686,000	686,892
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,125,418
UnitedHealth Group, Inc. 1.4% 10/15/17	2,128,000	2,138,612
WellPoint, Inc.:
1.875% 1/15/18	326,000	326,066
2.25% 8/15/19	2,950,000	2,935,389
		10,565,035
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,892
2.4% 2/1/19	86,000	86,458
		222,350
Pharmaceuticals - 0.5%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,067,673
Actavis Funding SCS 2.45% 6/15/19	352,000	346,764
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,863,000	1,870,636
2.375% 10/8/19 (b)	619,000	622,481
Mylan, Inc. 1.35% 11/29/16	160,000	159,866
Perrigo Co. PLC 1.3% 11/8/16	200,000	199,779
Perrigo Finance PLC 3.5% 12/15/21	263,000	264,863
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	209,266
Zoetis, Inc. 1.875% 2/1/18	596,000	590,308
		5,331,636
TOTAL HEALTH CARE		21,168,618
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
L-3 Communications Corp. 1.5% 5/28/17	$ 2,500,000	$ 2,487,135
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	215,767	224,937
6.795% 2/2/20	9,535	9,964
6.9% 7/2/19	84,222	88,542
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	194,708	208,338
8.36% 1/20/19	146,456	161,102
		692,883
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	239,745
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	498,230
Roper Industries, Inc. 2.05% 10/1/18	840,000	838,405
		1,336,635
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	263,629
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	414,000	408,825
3.875% 4/1/21	500,000	501,875
4.75% 3/1/20	605,000	645,838
		1,556,538
TOTAL INDUSTRIALS		6,576,565
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,510,529
Electronic Equipment & Components - 0.9%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,430,165
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,014,277
2.375% 12/17/18	99,000	100,581
6.55% 10/1/17	4,476,000	5,083,080
		9,628,103
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.5%
MasterCard, Inc. 2% 4/1/19	$ 289,000	$ 290,593
The Western Union Co.:
2.375% 12/10/15	277,000	281,327
2.875% 12/10/17	773,000	792,211
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,608,777
2.95% 3/15/17	1,057,000	1,092,656
		5,065,564
Software - 0.2%
Oracle Corp. 2.25% 10/8/19	1,552,000	1,565,763
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
1% 5/3/18	1,730,000	1,705,455
2.85% 5/6/21	850,000	871,527
		2,576,982
TOTAL INFORMATION TECHNOLOGY		20,346,941
MATERIALS - 1.8%
Chemicals - 0.5%
Albemarle Corp. 3% 12/1/19	1,321,000	1,329,328
Ecolab, Inc. 1.45% 12/8/17	335,000	334,044
Monsanto Co. 2.125% 7/15/19	3,000,000	3,000,414
Sherwin-Williams Co. 1.35% 12/15/17	620,000	618,490
		5,282,276
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	345,929
Metals & Mining - 1.3%
Anglo American Capital PLC:
1.1806% 4/15/16 (b)(d)	1,624,000	1,630,158
4.125% 4/15/21 (b)	620,000	631,062
9.375% 4/8/19 (b)	630,000	797,462
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	630,000	652,167
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	674,082
2.375% 3/15/18	4,000,000	4,023,060
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,451,063
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Teck Resources Ltd. 3% 3/1/19	$ 3,000,000	$ 2,997,357
Vale Overseas Ltd. 6.25% 1/23/17	403,000	437,544
		14,293,955
TOTAL MATERIALS		19,922,160
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,612,106
2.375% 11/27/18	2,000,000	2,028,070
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	999,730
1.625% 6/28/16	4,314,000	4,356,346
2.35% 2/14/19	2,296,000	2,306,800
CenturyLink, Inc. 6.15% 9/15/19	592,000	642,320
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	923,000	950,564
5.75% 3/23/16	2,000,000	2,124,328
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,292,895
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	614,320
1.35% 6/9/17	750,000	750,398
2% 11/1/16	1,279,000	1,303,075
2.5% 9/15/16	1,044,000	1,073,288
2.625% 2/21/20 (b)	2,913,000	2,916,866
3.65% 9/14/18	3,000,000	3,184,764
6.1% 4/15/18	3,425,000	3,906,144
		30,062,014
Wireless Telecommunication Services - 1.2%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,702,254
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,606,137
1.625% 3/20/17	5,400,000	5,421,568
5.45% 6/10/19	2,000,000	2,267,426
		12,997,385
TOTAL TELECOMMUNICATION SERVICES		43,059,399
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 3.5%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	$ 519,000	$ 581,465
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	831,098
Commonwealth Edison Co. 2.15% 1/15/19	188,000	190,362
Duke Energy Corp.:
0.6126% 4/3/17 (d)	894,000	896,275
1.625% 8/15/17	304,000	306,148
2.1% 6/15/18	395,000	401,190
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	48,000	56,543
Edison International 3.75% 9/15/17	431,000	457,668
Exelon Corp. 4.9% 6/15/15	3,180,000	3,247,820
FirstEnergy Corp.:
2.75% 3/15/18	3,092,000	3,123,894
4.25% 3/15/23	600,000	609,874
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	725,388
Hydro-Quebec 2% 6/30/16	2,500,000	2,556,775
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	483,613
3.75% 11/15/20	2,000	2,104
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,814,369
6.5% 8/1/18	273,000	318,556
Northeast Utilities 1.45% 5/1/18	153,000	151,229
PacifiCorp 5.5% 1/15/19	2,750,000	3,129,019
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	128,308
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	462,588
TECO Finance, Inc.:
4% 3/15/16	171,000	177,852
5.15% 3/15/20	252,000	283,571
		20,935,709
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,229,533
Independent Power Producers & Energy Traders - 0.3%
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,899,838
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	70,666
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,216,689
2.5% 12/1/19	3,000,000	3,025,089
2.5331% 9/30/66 (d)	651,000	611,704
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (d)	$ 567,000	$ 603,855
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	993,725
2% 11/15/18	544,000	547,059
National Grid PLC 6.3% 8/1/16	248,000	269,860
NiSource Finance Corp.:
3.85% 2/15/23	700,000	734,532
5.25% 9/15/17	402,000	443,256
5.45% 9/15/20	43,000	49,138
6.4% 3/15/18	230,000	263,564
PG&E Corp. 2.4% 3/1/19	74,000	74,411
Puget Energy, Inc. 6.5% 12/15/20	253,000	299,976
Sempra Energy 2.3% 4/1/17	1,435,000	1,469,463
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	454,000	463,284
		13,136,271
TOTAL UTILITIES		38,201,351
TOTAL NONCONVERTIBLE BONDS (Cost $670,011,927)		679,830,615
U.S. Government and Government Agency Obligations - 14.3%

U.S. Government Agency Obligations - 0.8%
Federal Home Loan Bank 0.625% 11/23/16	5,775,000	5,780,810
Freddie Mac:
0.75% 1/12/18	1,190,000	1,178,643
1% 9/29/17	1,871,000	1,871,397
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,830,850
U.S. Treasury Obligations - 13.5%
U.S. Treasury Notes:
0.5% 9/30/16	9,285,000	9,300,237
0.5% 7/31/17	31,000,000	30,762,664
0.625% 12/15/16 (c)	27,044,000	27,107,391
0.75% 1/15/17	11,748,000	11,797,565
0.875% 10/15/17	57,779,000	57,824,119
1% 9/15/17	821,000	825,105
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 2/28/19	$ 3,000,000	$ 3,002,814
1.625% 6/30/19	5,000,000	5,044,140
TOTAL U.S. TREASURY OBLIGATIONS		145,664,035
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $154,008,880)		154,494,885
U.S. Government Agency - Mortgage Securities - 0.7%

Fannie Mae - 0.5%
2.288% 11/1/36 (d)	184,654	197,136
2.364% 12/1/33 (d)	780,411	829,299
2.372% 7/1/35 (d)	95,720	101,822
2.387% 4/1/35 (d)	464,292	497,330
2.542% 6/1/42 (d)	77,195	79,917
2.693% 2/1/42 (d)	697,718	726,061
2.768% 1/1/42 (d)	628,546	655,012
2.96% 11/1/40 (d)	42,704	44,860
2.982% 9/1/41 (d)	49,025	51,412
3.059% 10/1/41 (d)	31,806	33,413
3.177% 1/1/40 (d)	202,515	216,098
3.236% 7/1/41 (d)	84,296	89,000
3.325% 10/1/41 (d)	39,114	41,063
3.328% 3/1/40 (d)	116,973	122,133
3.556% 7/1/41 (d)	85,008	90,111
3.605% 3/1/40 (d)	192,825	206,865
3.611% 12/1/39 (d)	58,399	62,649
4.5% 3/1/35	48,060	52,601
6% 5/1/16 to 4/1/17	48,177	49,875
6.5% 6/1/15 to 8/1/36	714,284	818,021
7% 9/1/18 to 6/1/33	424,147	496,375
7.5% 8/1/17 to 3/1/28	136,955	160,952
8.5% 5/1/21 to 9/1/25	10,435	12,237
9.5% 2/1/25	729	819
10.5% 8/1/20	7,021	7,944
TOTAL FANNIE MAE		5,643,005
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.2%
3.239% 4/1/41 (d)	$ 51,303	$ 54,065
3.24% 9/1/41 (d)	49,121	51,672
3.299% 6/1/41 (d)	64,756	68,146
3.476% 5/1/41 (d)	54,929	57,994
3.566% 4/1/40 (d)	136,861	143,546
3.621% 6/1/41 (d)	91,464	96,965
3.629% 2/1/40 (d)	198,398	208,102
3.633% 4/1/40 (d)	114,609	122,954
3.707% 5/1/41 (d)	67,408	71,104
4.5% 8/1/18	330,464	347,569
5% 3/1/19	585,453	618,839
8.5% 9/1/24 to 8/1/27	33,527	40,411
TOTAL FREDDIE MAC		1,881,367
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	96,210	112,366
7.5% 2/15/28 to 10/15/28	3,693	4,396
8% 6/15/24	86	100
8.5% 10/15/21	27,673	31,966
11% 7/20/19 to 8/20/19	1,684	1,922
TOTAL GINNIE MAE		150,750
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,397,243)		7,675,122
Asset-Backed Securities - 8.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (d)	56,669	49,061
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8053% 3/25/34 (d)	39,563	39,032
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	294,447
Series 2012-5 Class A, 1.54% 9/15/19	9,977,000	9,982,986
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,430,124
Series 2014-4 Class A2, 1.43% 6/17/19	3,400,000	3,406,215
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,006,660
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	906,000	908,660
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,011,016
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust: - continued
Series 2014-4 Class A, 1.43% 6/15/20	$ 3,780,000	$ 3,791,658
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	505,000	505,617
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	714,828
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,297,815
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2045% 12/25/33 (d)	6,190	5,640
Series 2004-R2 Class M3, 0.977% 4/25/34 (d)	10,238	7,518
Series 2005-R2 Class M1, 0.6053% 4/25/35 (d)	29,183	29,139
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (d)	4,092	3,852
Series 2004-W11 Class M2, 1.2053% 11/25/34 (d)	63,962	61,180
Series 2004-W7 Class M1, 0.977% 5/25/34 (d)	185,706	178,988
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (d)	135,024	47,382
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9803% 4/25/34 (d)	156,713	142,902
Series 2006-HE2 Class M1, 0.522% 3/25/36 (d)	3,481	370
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2803% 2/25/35 (d)	413,777	362,024
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	1,001,624
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,179,360
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,369,032
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,213,996
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (d)	205,465	152,741
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	4,238,000	4,255,600
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,640,000	1,639,869
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,399,705
CNH Equipment Trust Series 2014-C Class A2, 0.63% 12/15/17	3,000,000	3,000,369
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4053% 3/25/32 (MGIC Investment Corp. Insured) (d)	9,741	8,532
Series 2004-3 Class M4, 1.6103% 4/25/34 (d)	8,741	6,177
Series 2004-4 Class M2, 0.9503% 6/25/34 (d)	12,229	11,263
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	$ 1,780,000	$ 1,778,953
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,000,000	1,001,032
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,800,000	3,802,770
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (d)	4,436	4,141
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (d)	33,155	29,549
Ford Credit Auto Owner Trust Series 2014-2 Class A, 2.31% 4/15/26 (b)	3,299,000	3,324,801
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	3,310,000	3,369,458
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,065,037
Series 2014-1 Class A1, 1.2% 2/15/19	3,000,000	3,002,391
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	9,024,975
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8903% 1/25/35 (d)	81,136	65,862
Class M4, 1.1753% 1/25/35 (d)	39,567	23,274
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (b)(d)	208,449	178,846
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (b)(d)	5,756	5,528
Series 2006-2A:
Class A, 0.3347% 11/15/34 (b)(d)	134,121	127,614
Class B, 0.4347% 11/15/34 (b)(d)	48,664	44,855
Class C, 0.5347% 11/15/34 (b)(d)	80,315	70,288
Class D, 0.9047% 11/15/34 (b)(d)	30,464	26,247
GM Financial Automobile Leasing Trust Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,950,000	1,956,458
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	54,683	2,248
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4753% 8/25/33 (d)	36,102	34,138
Series 2003-3 Class M1, 1.4453% 8/25/33 (d)	42,665	41,141
Series 2003-5 Class A2, 0.8553% 12/25/33 (d)	2,817	2,654
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (d)	141,116	90,393
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,200,000	1,200,221
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (d)	25,000	10,640
Series 2007-CH1 Class AV4, 0.282% 11/25/36 (d)	102,032	101,051
Asset-Backed Securities - continued
	Principal Amount	Value
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (d)	$ 19,149	$ 19,064
Series 2006-A Class 2C, 1.3836% 3/27/42 (d)	392,000	67,048
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (d)	52,739	582
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	1,750,000	1,751,985
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9053% 7/25/34 (d)	16,047	12,418
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (d)	56,610	51,615
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (d)	61,170	55,660
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (d)	204,884	195,281
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (d)	4,895	4,506
Series 2004-NC8 Class M6, 2.0303% 9/25/34 (d)	62,584	53,884
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (d)	42,560	40,068
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (d)	27,794	815
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6653% 9/25/35 (d)	162,650	139,979
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (d)	60,741	54,209
Class M4, 2.3303% 9/25/34 (d)	77,891	48,717
Series 2005-WCH1 Class M4, 0.9853% 1/25/36 (d)	126,217	108,758
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (d)	582	540
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	284,521
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,502,658
Series 2014-4 Class B, 1.82% 5/15/19	774,000	777,403
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.947% 3/25/35 (d)	104,362	94,906
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (d)	96,273	92,990
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (d)	5,306	4,306
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (d)	2,472	2,201
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7912% 4/6/42 (b)(d)	316,998	164,839
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (b)	3,104,000	3,114,529
Asset-Backed Securities - continued
	Principal Amount	Value
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0336% 10/25/44 (b)(d)	$ 203,978	$ 205,655
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,757,002
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,166,466
TOTAL ASSET-BACKED SECURITIES (Cost $95,202,149)		96,672,552
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.5%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5877% 5/27/35 (b)(d)(g)	763,193	787,532
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.255% 12/20/54 (d)	25,291	24,911
Series 2006-1A:
Class A5, 0.295% 12/20/54 (b)(d)	706,611	700,323
Class C2, 1.355% 12/20/54 (b)(d)	578,000	569,041
Series 2006-2 Class C1, 1.095% 12/20/54 (d)	463,000	453,740
Series 2006-3 Class C2, 1.155% 12/20/54 (d)	128,000	125,824
Series 2006-4:
Class B1, 0.335% 12/20/54 (d)	521,000	507,767
Class C1, 0.915% 12/20/54 (d)	319,000	308,314
Class M1, 0.495% 12/20/54 (d)	137,000	132,548
Series 2007-1:
Class 1C1, 0.755% 12/20/54 (d)	258,000	246,519
Class 1M1, 0.455% 12/20/54 (d)	172,000	165,980
Class 2C1, 1.015% 12/20/54 (d)	117,000	114,426
Class 2M1, 0.655% 12/20/54 (d)	222,000	215,895
Series 2007-2 Class 2C1, 1.0147% 12/17/54 (d)	308,000	301,224
Granite Mortgages Series 2003-2 Class 1A3, 0.7308% 7/20/43 (d)	124,138	123,890
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6808% 1/20/44 (d)	36,767	37,347
Series 2004-1 Class 2A1, 0.5531% 3/20/44 (d)	622,465	619,994
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (d)	40,677	36,918
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (d)	84,169	77,245
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5055% 6/10/35 (b)(d)	59,393	54,275
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0055% 6/10/35 (b)(d)	$ 98,806	$ 91,483
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (d)	2,893	2,768
TOTAL PRIVATE SPONSOR		5,697,964
U.S. Government Agency - 0.7%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	521,027	556,359
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	11,136	11,605
sequential payer:
Series 2004-86 Class KC, 4.5% 5/25/19	202	202
Series 2011-99 Class DV, 5% 1/25/26	2,983,237	3,194,764
Series 2010-123 Class DL, 3.5% 11/25/25 (g)	140,410	145,215
Series 2010-143 Class B, 3.5% 12/25/25	242,922	252,887
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	34,695	35,942
Series 2363 Class PF, 6% 9/15/16	38,784	40,033
Series 3820 Class DA, 4% 11/15/35	373,285	400,102
Series 4176 Class BA, 3% 2/15/33	517,442	537,042
Series 3777 Class AC, 3.5% 12/15/25	689,526	733,395
Series 3949 Class MK, 4.5% 10/15/34	317,142	345,055
Series 4181 Class LA, 3% 3/15/37	741,785	770,349
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	65,330	66,362
TOTAL U.S. GOVERNMENT AGENCY		7,089,312
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,944,114)		12,787,276
Commercial Mortgage Securities - 6.5%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	620,071	638,775
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (d)(f)	65,009	1,287
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.7304% 5/10/45 (d)	$ 917,000	$ 961,505
Class AAB, 5.7124% 5/10/45 (d)	43,119	43,556
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	439,679
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	850,189	905,960
Series 2006-6 Class E, 5.619% 10/10/45 (b)	125,000	15,543
Series 2007-3 Class A3, 5.5632% 6/10/49 (d)	259,438	260,634
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (b)(d)	4,364	3,929
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (b)(d)	102,025	88,717
Class B1, 1.5553% 1/25/36 (b)(d)	4,145	825
Class M1, 0.6053% 1/25/36 (b)(d)	32,911	19,347
Class M2, 0.6253% 1/25/36 (b)(d)	9,874	5,579
Class M3, 0.6553% 1/25/36 (b)(d)	14,419	7,754
Class M4, 0.7653% 1/25/36 (b)(d)	7,975	4,160
Class M5, 0.8053% 1/25/36 (b)(d)	7,975	3,169
Class M6, 0.8553% 1/25/36 (b)(d)	8,470	2,606
Series 2006-3A Class M4, 0.5853% 10/25/36 (b)(d)	5,801	627
Series 2007-1 Class A2, 0.4253% 3/25/37 (b)(d)	69,709	57,098
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (b)(d)	71,860	61,023
Class A2, 0.4753% 7/25/37 (b)(d)	67,182	52,969
Class M1, 0.5253% 7/25/37 (b)(d)	23,592	7,065
Class M2, 0.5653% 7/25/37 (b)(d)	12,745	1,573
Class M3, 0.6453% 7/25/37 (b)(d)	10,966	742
Class M4, 0.8053% 7/25/37 (b)(d)	519	0
Series 2007-3:
Class A2, 0.4453% 7/25/37 (b)(d)	63,373	52,836
Class M1, 0.4653% 7/25/37 (b)(d)	14,058	10,579
Class M2, 0.4953% 7/25/37 (b)(d)	15,083	8,655
Class M3, 0.5253% 7/25/37 (b)(d)	23,268	8,820
Class M4, 0.6553% 7/25/37 (b)(d)	36,816	11,982
Class M5, 0.7553% 7/25/37 (b)(d)	18,245	3,230
Series 2007-4A:
Class M1, 1.102% 9/25/37 (b)(d)	28,566	5,012
Class M2, 1.202% 9/25/37 (b)(d)	14,066	1,438
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	$ 639,754	$ 18,999
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (b)(d)	20,772	20,823
Class J, 0.8547% 3/15/22 (b)(d)	76,569	75,899
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	764,689	815,398
Series 2006-PW14 Class A1A, 5.189% 12/11/38	411,192	438,706
Series 2006-T22 Class A1A, 5.5572% 4/12/38 (d)	834,586	875,202
Series 2006-PW12 Class A1A, 5.6967% 9/11/38 (d)	673,232	711,500
Series 2007-PW18 Class X2, 0.2883% 6/11/50 (b)(d)(f)	10,961,909	41,480
Series 2007-T28 Class X2, 0.1356% 9/11/42 (b)(d)(f)	6,193,122	10,491
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (b)(d)	47,586	45,346
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	869,258	949,452
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (b)(d)(f)	359,453	1,191
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.55% 12/15/16 (b)(d)	5,000,000	5,000,000
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,162,000	1,233,480
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	19,613	19,737
Series 2006-CD2 Class A1B, 5.2995% 1/15/46 (d)	1,282,805	1,329,870
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	241,000	230,828
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.0527% 6/11/27 (b)(d)	1,500,000	1,499,609
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,179,325
Series 2014-CR15 Class A2, 2.968% 2/10/47	884,000	918,647
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	822,546
Series 2014-CR20 Class A2, 2.804% 11/10/47	987,000	1,015,994
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,020,932
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0047% 4/15/17 (b)(d)	14,378	14,414
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust pass-thru certificates: - continued
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (d)	$ 1,133,335	$ 1,196,618
Series 2006-C8:
Class A1A, 5.292% 12/10/46	771,124	828,866
Class A4, 5.306% 12/10/46	1,231,767	1,313,720
Series 2006-C7 Class A4, 5.7559% 6/10/46 (d)	204,800	215,907
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	432,000	466,125
Series 2007-C3 Class A4, 5.7023% 6/15/39 (d)	79,017	84,977
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (b)(d)	771,000	761,768
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.2117% 8/15/36 (d)(f)	4,462	0
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	698	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (b)(d)	6,029	6,005
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(d)	330,000	35,871
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	810,000	810,997
Class B, 1.45% 4/15/27 (b)(d)	711,000	710,880
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (b)(d)	462,162	462,038
Class A2FL, 0.856% 12/5/31 (b)(d)	630,000	629,996
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,216,077
Series 2006-C1 Class A1A, 5.2743% 3/10/44 (d)	480,482	501,573
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,168,431
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5518% 4/10/38 (d)	426,888	444,636
Class A4, 5.5518% 4/10/38 (d)	1,403,000	1,448,962
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	150,000	152,775
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1547% 7/15/31 (b)(d)	487,000	486,943
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust: - continued
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	$ 437,870	$ 468,830
Class A4, 5.56% 11/10/39 (d)	3,475,312	3,702,156
Series 2012-GC6 Class A1, 1.282% 1/10/45	91,773	92,187
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.152% 11/5/30 (b)(d)	478,936	478,642
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	110,000	111,993
Class DFX, 4.4065% 11/5/30 (b)	1,039,000	1,070,805
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (b)(d)	18,231	18,045
Class F, 0.4847% 11/15/18 (b)(d)	44,014	42,789
Class G, 0.5147% 11/15/18 (b)(d)	38,259	36,914
Class H, 0.6547% 11/15/18 (b)(d)	29,463	28,245
Series 2014-BXH Class A, 1.0547% 4/15/27 (b)(d)	1,100,000	1,099,663
Series 2014-FL5 Class A, 1.1333% 7/15/31 (b)(d)	1,700,000	1,701,173
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	3,634	3,628
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	422,319	446,952
Series 2007-LD11:
Class A2, 5.7707% 6/15/49 (d)	8,004	7,995
Class A4, 5.7857% 6/15/49 (d)	29,781	32,231
Series 2007-LDPX Class A3, 5.42% 1/15/49	559,731	602,879
Series 2006-LDP7 Class A1A, 5.863% 4/15/45 (d)	1,006,359	1,071,013
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	264,420	264,690
Series 2006-C1 Class A4, 5.156% 2/15/31	978,582	1,008,200
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	247,668
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	114,179
Series 2007-C1 Class A4, 5.424% 2/15/40	27,239	29,335
Series 2007-C2 Class A3, 5.43% 2/15/40	85,061	91,809
Series 2006-C6 Class A1A, 5.342% 9/15/39 (d)	1,122,036	1,193,525
Series 2007-C7 Class A3, 5.866% 9/15/45	1,252,978	1,387,658
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2859% 11/12/37 (d)	231,123	238,317
Series 2005-LC1 Class F, 5.4135% 1/12/44 (b)(d)	188,000	182,184
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	726,565	772,532
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (d)	$ 7,796	$ 7,795
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	58,857	60,166
Series 2007-5 Class A4, 5.378% 8/12/48	8,665	9,260
Series 2006-4 Class XP, 0.6176% 12/12/49 (d)(f)	2,681,000	137
Series 2007-6 Class B, 5.635% 3/12/51 (d)	216,000	67,239
Series 2007-7 Class B, 5.7445% 6/12/50 (d)	19,000	835
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	817,000	847,779
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(d)	40,774	36,317
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (b)(d)	194,946	194,911
Class C, 0.315% 10/15/20 (b)(d)	124,000	122,693
Class D, 0.345% 10/15/20 (b)(d)	76,067	74,885
Class E, 0.405% 10/15/20 (b)(d)	95,138	93,183
Class F, 0.455% 10/15/20 (b)(d)	57,094	55,636
Class G, 0.495% 10/15/20 (b)(d)	70,577	68,245
Class H, 0.585% 10/15/20 (b)(d)	44,426	42,069
Class J, 0.735% 10/15/20 (b)(d)	25,649	23,006
sequential payer Series 2007-IQ13 Class A1A, 5.31% 3/15/44	358,840	386,965
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	691,130	729,031
Series 2006-IQ11 Class A1A, 5.6455% 10/15/42 (d)	839,460	882,430
Series 2006-T23 Class A3, 5.8051% 8/12/41 (d)	83,607	83,650
Series 2007-T27 Class A1A, 5.6509% 6/11/42 (d)	947,358	1,039,766
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	51,397	53,648
SCG Trust Series 2013-SRP1 Class A, 1.5533% 11/15/26 (b)(d)	518,000	518,579
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	530,832
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (b)(d)	23,008	22,555
Class J, 0.753% 9/15/21 (b)(d)	45,086	43,297
Series 2007-WHL8:
Class F, 0.6347% 6/15/20 (b)(d)	526,588	495,059
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater: Class LXR1, 0.8547% 6/15/20 (b)(d)	$ 26,291	$ 25,374
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	1,668,941	1,791,275
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	247,789
Series 2007-C32 Class A3, 5.7164% 6/15/49 (d)	367,000	396,702
Series 2007-C33:
Class A4, 5.9413% 2/15/51 (d)	2,662,757	2,860,216
Class A5, 5.9413% 2/15/51 (d)	143,000	157,263
Series 2005-C22 Class F, 5.3645% 12/15/44 (b)(d)	360,000	75,600
Series 2006-C23 Class A1A, 5.422% 1/15/45 (d)	870,466	908,030
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	763,843	801,858
Series 2006-C25 Class A1A, 5.71% 5/15/43 (d)	768,642	811,771
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	834,096	887,969
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (d)	444,409	473,507
Class A3, 5.77% 7/15/45 (d)	769,222	808,922
Series 2007-C31 Class C, 5.6724% 4/15/47 (d)	59,000	57,235
Series 2007-C31A Class A2, 5.421% 4/15/47	68,911	68,943
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,321,478
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $69,255,643)		70,649,845
Municipal Securities - 0.2%

Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	1,575,000	1,751,069
Series 2013, 2.69% 12/1/17	500,000	503,965
TOTAL MUNICIPAL SECURITIES (Cost $2,250,209)		2,255,034
Foreign Government and Government Agency Obligations - 0.8%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	520,000	530,140
6.369% 6/16/18 (b)	962,000	1,044,751
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,183,000
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
New Brunswick Province 2.75% 6/15/18	$ 1,300,000	$ 1,359,367
Ontario Province 1% 7/22/16	3,000,000	3,014,364
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,056,162)		8,131,622
Bank Notes - 0.3%

Fifth Third Bank:
1.45% 2/28/18	580,000	576,712
2.875% 10/1/21	2,000,000	2,003,990
Union Bank NA 2.125% 6/16/17	700,000	711,331
TOTAL BANK NOTES (Cost $3,268,220)		3,292,033
Fixed-Income Funds - 1.0%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $10,930,879)	105,880	11,141,716
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (a) (Cost $36,191,959)	36,191,959	36,191,959
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,066,517,385)		1,083,122,659
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,800,317)
NET ASSETS - 100%		$ 1,081,322,342
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004- NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 63,977	$ (25,854)	$ 0	$ (25,854)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,052,458 or 11.7% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,284.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) A portion of the security is subject to a forward commitment to sell.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,006
Fidelity Specialized High Income Central Fund	137,182
Total	$ 150,188
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 11,259,497	$ 138,779	$ 0	$ 11,141,716	1.6%
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 679,830,615	$ -	$ 679,830,615	$ -
U.S. Government and Government Agency Obligations	154,494,885	-	154,494,885	-
U.S. Government Agency - Mortgage Securities	7,675,122	-	7,675,122	-
Asset-Backed Securities	96,672,552	-	96,506,898	165,654
Collateralized Mortgage Obligations	12,787,276	-	12,641,518	145,758
Commercial Mortgage Securities	70,649,845	-	70,514,922	134,923
Municipal Securities	2,255,034	-	2,255,034	-
Foreign Government and Government Agency Obligations	8,131,622	-	8,131,622	-
Bank Notes	3,292,033	-	3,292,033	-
Fixed-Income Funds	11,141,716	11,141,716	-	-
Money Market Funds	36,191,959	36,191,959	-	-
Total Investments in Securities:	$ 1,083,122,659	$ 47,333,675	$ 1,035,342,649	$ 446,335
Derivative Instruments:
Liabilities
Swaps	$ (25,854)	$ -	$ (25,854)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,071,198,312. Net unrealized appreciation aggregated $11,924,347, of which $14,773,564 related to appreciated investment securities and $2,849,217 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund

November, 30, 2014

1.813053.110

AMOR-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 83.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 46.9%
1.814% 9/1/36 (d)	$ 90	$ 95
2.053% 6/1/36 (d)	43	46
2.07% 4/1/37 (d)	135	143
2.094% 5/1/36 (d)	228	240
2.099% 1/1/35 (d)	250	266
2.125% 9/1/36 (d)	96	103
2.138% 3/1/36 (d)	185	201
2.219% 8/1/35 (d)	330	352
2.253% 4/1/36 (d)	154	165
2.288% 11/1/36 (d)	48	51
2.291% 7/1/35 (d)	6	7
2.333% 3/1/35 (d)	31	33
2.353% 7/1/35 (d)	57	61
2.372% 5/1/36 (d)	48	51
2.395% 6/1/36 (d)	542	581
2.421% 10/1/33 (d)	48	51
2.5% 12/1/29 (b)	14,600	14,894
2.5% 10/1/36 (d)	172	184
2.5% 10/1/42 to 9/1/43	6,147	6,001
2.53% 9/1/37 (d)	29	31
2.693% 2/1/42 (d)	839	873
2.768% 1/1/42 (d)	803	836
2.981% 8/1/41 (d)	665	696
3% 4/1/27 to 3/1/44	109,699	111,164
3% 12/1/29 (b)	8,200	8,540
3.165% 3/1/42 (d)	3,762	3,960
3.328% 3/1/40 (d)	253	264
3.374% 9/1/41 (d)	172	181
3.473% 12/1/40 (d)	8,189	8,699
3.5% 10/1/25 to 8/1/43	72,006	75,454
3.5% 12/1/29 (b)	2,000	2,118
3.5% 12/1/44 (b)	4,100	4,274
3.5% 12/1/44 (b)	3,000	3,127
3.5% 12/1/44 (b)	10,900	11,362
3.5% 12/1/44 (b)	9,900	10,319
4% 11/1/26 to 1/1/44	74,152	79,418
4% 12/1/44 (b)	3,100	3,310
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 12/1/44 (b)	$ 3,000	$ 3,204
4% 12/1/44 (b)	15,600	16,659
4% 12/1/44 (b)	10,300	10,999
4% 12/1/44 (b)	11,000	11,747
4% 12/1/44 (b)	1,400	1,495
4.5% 5/1/25 to 2/1/42	32,560	35,465
5% 5/1/20 to 10/1/41	1,177	1,293
5.5% 2/1/18 to 6/1/36	1,364	1,516
5.565% 8/1/46 (d)	45	48
6.5% 3/1/16 to 5/1/38	2,189	2,488
7% 12/1/15 to 5/1/30	1,239	1,433
7.21% 12/1/36 (d)	44	47
7.5% 8/1/22 to 9/1/32	699	833
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	99	113
9% 10/1/30	205	253
9.5% 7/1/16 to 8/1/22	15	17
12.5% 8/1/15 to 10/1/15	2	2
12.75% 2/1/15	0*	0*
		435,781
Freddie Mac - 17.6%
1.82% 3/1/35 (d)	130	136
2.05% 6/1/37 (d)	31	32
2.095% 8/1/37 (d)	93	100
2.121% 5/1/37 (d)	75	80
2.124% 11/1/35 (d)	308	328
2.125% 3/1/36 (d)	379	400
2.356% 5/1/34 (d)	9	10
2.385% 6/1/37 (d)	28	30
2.402% 10/1/42 (d)	985	1,032
2.415% 6/1/37 (d)	293	314
2.418% 4/1/37 (d)	101	108
2.451% 6/1/37 (d)	575	617
2.461% 6/1/33 (d)	804	860
2.545% 7/1/36 (d)	98	105
2.595% 4/1/37 (d)	9	9
2.78% 10/1/36 (d)	15	15
2.825% 12/1/36 (d)	398	427
3% 11/1/42 to 6/1/43	16,010	16,216
3.076% 9/1/41 (d)	844	884
3.137% 10/1/35 (d)	55	58
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 4/1/42 to 8/1/43	$ 18,502	$ 19,327
3.5% 12/1/44 (b)	11,300	11,755
3.5% 12/1/44 (b)	6,200	6,449
3.5% 12/1/44 (b)	4,400	4,577
4% 2/1/41 to 8/1/44	32,495	34,777
4.5% 7/1/25 to 8/1/44	14,907	16,229
5% 7/1/33 to 7/1/41 (c)	16,735	18,625
5.5% 10/1/17 to 10/1/39	14,089	15,785
6% 5/1/16 to 6/1/39	3,344	3,756
6.5% 2/1/16 to 9/1/39	5,227	5,949
7% 6/1/21 to 9/1/36	1,701	1,983
7.5% 4/1/15 to 7/1/34	2,351	2,773
8% 11/1/16 to 1/1/37	21	24
8.5% 8/1/16 to 9/1/20	5	5
9% 9/1/16 to 5/1/21	22	23
10% 1/1/16 to 12/1/18	1	1
		163,799
Ginnie Mae - 19.1%
3% 6/20/42 to 7/20/44	4,259	4,379
3% 12/1/44 (b)	700	718
3% 12/1/44 (b)	100	103
3% 12/1/44 (b)	600	616
3.5% 3/15/42 to 8/20/43	46,285	48,679
3.5% 12/1/44 (b)	7,300	7,668
3.5% 12/1/44 (b)	5,300	5,567
4% 7/20/33 to 10/15/42	29,292	31,557
4% 12/1/44 (b)	6,300	6,761
4% 12/1/44 (b)	5,000	5,366
4% 12/1/44 (b)	2,500	2,683
4.5% 8/15/33 to 3/20/41	39,049	43,018
5% 9/20/33 to 6/15/41	12,684	14,277
5.5% 10/15/33 to 9/15/39	3,617	4,125
6.5% 10/15/34 to 7/15/36	192	223
7% 2/15/24 to 4/20/32	980	1,149
7.5% 12/15/21 to 12/15/29	411	479
8% 6/15/21 to 12/15/25	212	249
8.5% 1/15/17 to 10/15/28	190	225
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9% 11/20/17	$ 1	$ 1
10.5% 10/20/17 to 2/20/18	3	4
		177,847
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $757,897)		777,427
Asset-Backed Securities - 7.4%

American Credit Acceptance Receivables Trust:
Series 2013-2 Class A, 1.32% 2/15/17 (a)	673	673
Series 2014-1 Class A, 1.14% 3/12/18 (a)	2,269	2,270
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.3553% 8/25/35 (d)	356	356
Carnow Auto Receivables Trust Series 2014-1A Class A, 0.96% 1/17/17 (a)	4,899	4,899
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	60	60
Series 2013-2A Class A, 1.75% 11/15/17 (a)	4,365	4,381
Series 2014-1A Class A, 1.46% 12/17/18 (a)	4,191	4,201
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	4,795	4,879
Colony American Homes Series 2014-2A Class A, 1.1035% 7/17/31 (a)(d)	8,911	8,792
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	2,233	2,242
Series 2013-D Class A, 1.54% 7/16/18 (a)	3,280	3,294
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (a)	3,041	3,038
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	82	3
Series 2004-AR2 Class B1, 3.0053% 8/25/34 (d)	242	3
Invitation Homes Trust Series 2014-SFR1 Class A, 1.154% 6/17/31 (a)(d)	1,684	1,663
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	2,091	2,132
Series 2007-CH4 Class A3, 0.2653% 2/25/32 (d)	3,547	3,504
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.1535% 9/17/31 (a)(d)	2,988	2,946
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	8,344	8,341
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (a)	$ 3,402	$ 3,398
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.5853% 5/25/35 (d)	1,995	1,814
Series 2007-BC3 Class 2A1, 0.2153% 5/25/47 (d)	1,802	1,796
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	712	711
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.125% 8/27/57 (a)	3,525	3,521
TOTAL ASSET-BACKED SECURITIES (Cost $69,697)		68,917
Collateralized Mortgage Obligations - 13.4%

Private Sponsor - 6.2%
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 0.5962% 3/27/36 (a)(d)	4,193	4,177
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (a)	2,914	2,899
Citigroup Mortgage Loan Trust:
sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (a)	491	477
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(d)	8,426	8,552
Series 2010-7 Class 9A1, 4.5% 10/25/37 (a)	30	30
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.5162% 11/26/35 (a)(d)	5,500	5,258
Series 2014-15R Class 7A3, 0.9875% 10/26/37 (a)(d)	3,893	3,804
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5877% 5/27/35 (a)(d)	716	739
CSMC:
floater Series 2011-1R Class A1, 1.1515% 2/27/47 (a)(d)	36	36
Series 2014-3R Class 2A1, 0.855% 5/27/37 (a)(d)	1,897	1,800
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	1,635	1,650
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5636% 10/25/34 (d)	463	464
Granite Mortgages floater Series 2003-2 Class 1B, 1.2108% 7/20/43 (d)	3,201	3,205
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.83% 1/26/37 (a)(d)	599	596
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (d)	$ 335	$ 304
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (d)	1,996	2,052
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (d)	1,677	1,539
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(d)	4,892	4,974
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5123% 4/25/33 (d)	207	207
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.7953% 9/25/43 (d)	394	378
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	343	348
Series 2003-MS5 Class 1A1, 5% 3/25/18	429	440
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4906% 9/25/33 (d)	1,178	1,180
Series 2005-AR10 Class 2A15, 2.6142% 6/25/35 (d)	7,091	7,208
Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (d)	283	260
Series 2006-AR10 Class 3A1, 2.615% 7/25/36 (d)	1,389	1,378
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,673	1,700
Class 1A8, 5.5% 7/25/37	1,802	1,832
TOTAL PRIVATE SPONSOR		57,487
U.S. Government Agency - 7.2%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9448% 12/25/33 (d)(f)(g)	435	102
Series 2007-57 Class FA, 0.3853% 6/25/37 (d)	1,885	1,884
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,688	2,973
Series 1999-17 Class PG, 6% 4/25/29	878	969
Series 1999-32 Class PL, 6% 7/25/29	766	848
Series 1999-33 Class PK, 6% 7/25/29	445	494
Series 2001-52 Class YZ, 6.5% 10/25/31	52	59
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,248
Series 2005-73 Class SA, 17.1464% 8/25/35 (d)(g)	147	179
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-105 Class MD, 5.5% 6/25/35	$ 870	$ 896
Series 2011-35 Class PA, 4% 2/25/39	758	787
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	807	891
Series 2001-31 Class ZC, 6.5% 7/25/31	355	410
Series 2002-16 Class ZD, 6.5% 4/25/32	126	146
Series 2002-74 Class SV, 7.3948% 11/25/32 (d)(f)	281	54
Series 2002-79 Class Z, 5.5% 11/25/22	410	459
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	1,117	159
Series 06-116 Class SG, 6.4848% 12/25/36 (d)(f)(g)	291	49
Series 07-40 Class SE, 6.2848% 5/25/37 (d)(f)(g)	189	27
Series 1993-165 Class SH, 19.3607% 9/25/23 (d)(g)	42	56
Series 2003-21 Class SK, 7.9448% 3/25/33 (d)(f)(g)	148	35
Series 2003-35 Class TQ, 7.3448% 5/25/18 (d)(f)(g)	80	7
Series 2007-57 Class SA, 39.6885% 6/25/37 (d)(g)	564	1,087
Series 2007-66:
Class FB, 0.5553% 7/25/37 (d)	1,013	1,021
Class SB, 38.6685% 7/25/37 (d)(g)	187	358
Series 2008-12 Class SG, 6.1948% 3/25/38 (d)(f)(g)	1,006	162
Series 2009-114 Class AI, 5% 12/25/23 (f)	428	24
Series 2009-16 Class SA, 6.0948% 3/25/24 (d)(f)(g)	382	21
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	272	16
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	133	11
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	196	15
Series 2010-12 Class AI, 5% 12/25/18 (f)	829	55
Series 2010-135 Class LS, 5.8948% 12/25/40 (d)(f)(g)	886	151
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,176	186
Series 2010-23:
Class AI, 5% 12/25/18 (f)	357	22
Class HI, 4.5% 10/25/18 (f)	238	15
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	755	45
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	421	34
Series 2011-67 Class AI, 4% 7/25/26 (f)	307	36
Series 2011-83 Class DI, 6% 9/25/26 (f)	463	70
Series 2012-9 Class CS, 6.3948% 2/25/42 (d)(f)(g)	1,748	250
Series 2013-N1 Class A, 6.5648% 6/25/35 (d)(f)(g)	873	159
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (f)	233	15
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 348 Class 14, 6.5% 8/25/34 (d)(f)	$ 236	$ 47
Series 351:
Class 12, 5.5% 4/25/34 (d)(f)	163	28
Class 13, 6% 3/25/34 (f)	215	43
Series 359 Class 19, 6% 7/25/35 (d)(f)	159	34
Series 384 Class 6, 5% 7/25/37 (f)	585	92
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	918	1,019
Series 2104 Class PG, 6% 12/15/28	272	301
Series 2121 Class MG, 6% 2/15/29	379	419
Series 2154 Class PT, 6% 5/15/29	598	661
Series 2162 Class PH, 6% 6/15/29	101	112
Series 2520 Class BE, 6% 11/15/32	468	518
Series 2585 Class KS, 7.4453% 3/15/23 (d)(f)(g)	50	8
Series 2590 Class YR, 5.5% 9/15/32 (f)	0*	0*
Series 2693 Class MD, 5.5% 10/15/33	8,371	9,418
Series 2802 Class OB, 6% 5/15/34	2,401	2,688
Series 2810 Class PD, 6% 6/15/33	58	58
Series 3002 Class NE, 5% 7/15/35	680	757
Series 3189 Class PD, 6% 7/15/36	610	705
Series 3415 Class PC, 5% 12/15/37	253	273
Series 3786 Class HI, 4% 3/15/38 (f)	1,046	154
Series 3806 Class UP, 4.5% 2/15/41	1,636	1,780
Series 3832 Class PE, 5% 3/15/41	960	1,097
Series 70 Class C, 9% 9/15/20	15	16
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	130	144
Series 2135 Class JE, 6% 3/15/29	464	513
Series 2274 Class ZM, 6.5% 1/15/31	200	231
Series 2281 Class ZB, 6% 3/15/30	174	192
Series 2357 Class ZB, 6.5% 9/15/31	406	473
Series 2502 Class ZC, 6% 9/15/32	466	518
Series 3097 Class IA, 5.5% 3/15/33 (f)	43	0*
Series 4302 Class DA, 3% 7/15/39	9,075	9,351
Series 06-3115 Class SM, 6.4453% 2/15/36 (d)(f)(g)	238	42
Series 1658 Class GZ, 7% 1/15/24	583	655
Series 2013-4281 Class AI, 4% 12/15/28 (f)	2,723	323
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2380 Class SY, 8.0453% 11/15/31 (d)(f)(g)	$ 1,594	$ 334
Series 2587 Class IM, 6.5% 3/15/33 (f)	250	56
Series 2844:
Class SC, 45.7945% 8/15/24 (d)(g)	19	35
Class SD, 84.4389% 8/15/24 (d)(g)	28	70
Series 2935 Class ZK, 5.5% 2/15/35	1,754	2,015
Series 2947 Class XZ, 6% 3/15/35	730	828
Series 3055 Class CS, 6.4353% 10/15/35 (d)(f)	328	46
Series 3244 Class SG, 6.5053% 11/15/36 (d)(f)(g)	593	107
Series 3274 Class SM, 6.2753% 2/15/37 (d)(f)	385	52
Series 3284 Class CI, 5.9653% 3/15/37 (d)(f)	1,358	240
Series 3287 Class SD, 6.5953% 3/15/37 (d)(f)(g)	883	189
Series 3297 Class BI, 6.6053% 4/15/37 (d)(f)(g)	1,254	233
Series 3336 Class LI, 6.4253% 6/15/37 (d)(f)	622	96
Series 3772 Class BI, 4.5% 10/15/18 (f)	498	29
Series 3949 Class MK, 4.5% 10/15/34	560	609
Series 4181 Class LA, 3% 3/15/37	1,354	1,406
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	358	412
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5353% 6/16/37 (d)(f)(g)	294	54
Series 2010-H17 Class FA, 0.482% 7/20/60 (d)(h)	336	335
Series 2010-H18 Class AF, 0.452% 9/20/60 (d)(h)	388	386
Series 2010-H19 Class FG, 0.452% 8/20/60 (d)(h)	486	483
Series 2011-H13 Class FA, 0.6552% 4/20/61 (d)(h)	194	194
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	659	108
sequential payer:
Series 2002-24 Class SK, 7.7953% 4/16/32 (d)(f)(g)	1,398	338
Series 2002-42 Class ZA, 6% 6/20/32	520	580
Series 2004-24 Class ZM, 5% 4/20/34	1,034	1,169
Series 1999-40 Class SE, 8.7953% 11/16/29 (d)(f)(g)	581	45
Series 2000-8 Class SA, 8.2953% 1/16/30 (d)(f)(g)	500	40
Series 2001-3 Class S, 7.9453% 2/16/31 (d)(f)	319	67
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-36:
Class SB, 7.9453% 12/16/23 (d)(f)(g)	$ 873	$ 163
Class SP, 8.5953% 9/16/26 (d)(f)	633	109
Series 2001-38 Class SB, 7.4253% 8/16/31 (d)(f)(g)	526	89
Series 2001-41 Class SG, 8.5953% 9/16/31 (d)(f)	304	49
Series 2001-49:
Class SC, 7.4453% 12/16/25 (d)(f)(g)	1,168	200
Class SL, 7.4453% 5/16/30 (d)(f)(g)	1,402	263
Class SV, 8.0953% 12/16/28 (d)(f)(g)	820	76
Series 2001-50:
Class SD, 8.045% 11/20/31 (d)(f)(g)	754	174
Class ST, 7.5453% 8/16/27 (d)(f)(g)	303	63
Series 2002-5 Class SP, 7.2953% 1/16/32 (d)(f)(g)	536	104
Series 2004-32 Class GS, 6.3453% 5/16/34 (d)(f)(g)	481	96
Series 2004-73 Class AL, 7.0453% 8/17/34 (d)(f)(g)	180	41
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,888	538
Series 2012-76 Class GS, 6.5453% 6/16/42 (d)(f)(g)	974	153
Series 2012-97 Class JS, 6.0953% 8/16/42 (d)(f)(g)	3,380	564
Series 2013-124:
Class ES, 8.46% 4/20/39 (d)(g)	1,482	1,711
Class ST, 8.5933% 8/20/39 (d)(g)	2,784	3,271
TOTAL U.S. GOVERNMENT AGENCY		67,375
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $122,310)		124,862
Commercial Mortgage Securities - 10.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (d)(f)	1,046	21
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	2,203	2,347
Series 2007-2 Class A4, 5.6117% 4/10/49 (d)	1,293	1,397
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.4653% 7/25/37 (a)(d)	47	36
Class M2, 0.4953% 7/25/37 (a)(d)	49	28
Class M3, 0.5253% 7/25/37 (a)(d)	80	30
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (a)(d)(f)	2,640	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.55% 12/15/16 (a)(d)	$ 9,000	$ 9,000
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,445
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.0527% 6/11/27 (a)(d)	5,000	4,999
Series 2014-CR20 Class ASB, 3.279% 11/10/47	5,016	5,161
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(d)	1,292	1,294
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,891
Series K034 Class A2, 3.531% 7/25/23	4,650	4,973
Series K716 Class A2, 3.132% 6/25/21	6,000	6,292
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.1547% 7/15/31 (a)(d)	626	626
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.152% 11/5/30 (a)(d)	896	895
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.0547% 4/15/27 (a)(d)	5,000	4,998
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,368	1,456
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,489	4,751
Series 2007-LD11 Class A4, 5.7857% 6/15/49 (d)	4,140	4,481
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,806	3,091
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (d)	175	189
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9085% 6/11/49 (d)	1,906	2,089
SCG Trust Series 2013-SRP1 Class A, 1.5533% 11/15/26 (a)(d)	964	965
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,333	7,871
Series 2007-C31 Class A5, 5.5% 4/15/47	8,506	9,219
Series 2007-C32 Class A3, 5.7164% 6/15/49 (d)	1,150	1,243
Series 2007-C33 Class A4, 5.9413% 2/15/51 (d)	1,466	1,575
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	$ 1,811	$ 1,930
Series 2007-C31A Class A2, 5.421% 4/15/47	80	80
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $94,508)		95,382
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,604)	14,597	1,599
Cash Equivalents - 3.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (Cost $32,903)	$ 32,903	32,903
TOTAL INVESTMENT PORTFOLIO - 118.3% (Cost $1,078,919)		1,101,090
NET OTHER ASSETS (LIABILITIES) - (18.3)%		(170,616)
NET ASSETS - 100%		$ 930,474
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 12/1/29	$ (1,000)	(1,020)
3% 12/1/29	(9,000)	(9,373)
3.5% 12/1/29	(1,400)	(1,483)
3.5% 12/1/29	(2,000)	(2,118)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 12/1/44	$ (2,100)	$ (2,243)
4.5% 12/1/44	(1,000)	(1,087)
TOTAL TBA SALE COMMITMENTS (Proceeds $17,272)		$ (17,324)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Dec. 2016	$ 34,500	3-month LIBOR	1%	$ (191)	$ 0	$ (191)
CME	Dec. 2017	11,700	3-month LIBOR	1.5%	(90)	0	(90)
CME	Dec. 2019	9,500	3-month LIBOR	2.25%	(180)	0	(180)
CME	Dec. 2024	4,200	3-month LIBOR	3%	(163)	0	(163)
CME	Dec. 2044	7,500	3-month LIBOR	3.5%	(643)	0	(643)
TOTAL INTEREST RATE SWAPS					$ (1,267)	$ 0	$ (1,267)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,305,000 or 12.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,255,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$32,903,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 32,903
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 9
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,575	$ 9	$ -	$ 1,599	0.0%
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 777,427	$ -	$ 777,427	$ -
Asset-Backed Securities	68,917	-	68,917	-
Collateralized Mortgage Obligations	124,862	-	124,862	-
Commercial Mortgage Securities	95,382	-	95,382	-
Fixed-Income Funds	1,599	1,599	-	-
Cash Equivalents	32,903	-	32,903	-
Total Investments in Securities:	$ 1,101,090	$ 1,599	$ 1,099,491	$ -
Derivative Instruments:
Liabilities
Swaps	$ (1,267)	$ -	$ (1,267)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (17,324)	$ -	$ (17,324)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,078,920,000. Net unrealized appreciation aggregated $22,170,000, of which $25,928,000 related to appreciated investment securities and $3,758,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets, in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Short
Fixed-Income Fund

November 30, 2014

1.813055.110

SFI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 2,210,000	$ 2,221,214
1.3% 7/31/15 (b)	2,620,000	2,632,322
1.375% 8/1/17 (b)	2,000,000	1,999,870
1.45% 8/1/16 (b)	1,740,000	1,752,632
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (b)	2,000,000	1,999,402
Volkswagen International Finance NV 1.6% 11/20/17 (b)	1,090,000	1,094,044
		11,699,484
Media - 1.0%
COX Communications, Inc. 6.25% 6/1/18 (b)	500,000	569,533
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	2,000,000	2,045,574
Thomson Reuters Corp.:
0.875% 5/23/16	535,000	534,400
1.3% 2/23/17	374,000	373,898
Time Warner Cable, Inc. 5.85% 5/1/17	2,100,000	2,310,113
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,953,395
Viacom, Inc. 2.2% 4/1/19	1,000,000	986,878
Walt Disney Co. 1.1% 12/1/17	976,000	973,072
		9,746,863
TOTAL CONSUMER DISCRETIONARY		21,446,347
CONSUMER STAPLES - 2.4%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,507,700
FBG Finance Ltd. 5.125% 6/15/15 (b)	1,054,000	1,079,626
Heineken NV:
0.8% 10/1/15 (b)	1,492,000	1,494,299
1.4% 10/1/17 (b)	556,000	556,269
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,660,000	2,725,202
		8,363,096
Food & Staples Retailing - 0.3%
Walgreen Co.:
1% 3/13/15	1,695,000	1,697,780
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.: - continued
1.8% 9/15/17	$ 678,000	$ 682,552
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	258,000	259,925
		2,640,257
Food Products - 0.8%
General Mills, Inc.:
0.875% 1/29/16	971,000	973,477
1.4% 10/20/17	2,500,000	2,501,940
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,703,579
Tyson Foods, Inc. 2.65% 8/15/19	1,000,000	1,012,534
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	681,000	684,123
		7,875,653
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,361,573
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,242,541
6.75% 6/15/17	1,644,000	1,848,019
		5,452,133
TOTAL CONSUMER STAPLES		24,331,139
ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	575,000	581,247
Petrofac Ltd. 3.4% 10/10/18 (b)	1,800,000	1,859,148
		2,440,395
Oil, Gas & Consumable Fuels - 2.7%
BG Energy Capital PLC 2.875% 10/15/16 (b)	1,350,000	1,393,560
BP Capital Markets PLC:
1.375% 5/10/18	1,090,000	1,075,480
2.248% 11/1/16	1,320,000	1,352,673
Canadian Natural Resources Ltd. 1.75% 1/15/18	414,000	414,519
Enbridge, Inc.:
0.6836% 6/2/17 (d)	1,776,000	1,781,280
0.8851% 10/1/16 (d)	2,500,000	2,511,833
Enterprise Products Operating LP:
1.25% 8/13/15	962,000	965,036
2.55% 10/15/19	197,000	197,294
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,751,474
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
2% 5/20/16	$ 2,000,000	$ 1,961,620
3.25% 3/17/17	1,500,000	1,480,545
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,155,662
Petroleos Mexicanos 3.125% 1/23/19	173,000	177,431
Phillips 66 Co. 2.95% 5/1/17	650,000	672,823
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,500,000	1,500,987
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	322,443
Total Capital International SA:
0.75% 1/25/16	1,403,000	1,406,308
1% 1/10/17	3,000,000	3,000,474
TransCanada PipeLines Ltd. 0.9131% 6/30/16 (d)	4,000,000	4,026,456
		27,147,898
TOTAL ENERGY		29,588,293
FINANCIALS - 24.8%
Banks - 16.4%
ABN AMRO Bank NV 1.0331% 10/28/16 (b)(d)	4,555,000	4,589,345
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	1,670,000	1,677,866
1.25% 1/10/17	1,630,000	1,636,758
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,216,682
3.7% 9/1/15	3,960,000	4,048,835
Bank of America NA:
1.25% 2/14/17	3,080,000	3,083,163
5.3% 3/15/17	250,000	270,639
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,159,200
1.375% 12/18/17	1,069,000	1,064,335
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	2,200,000	2,204,215
1.45% 9/8/17 (b)	1,400,000	1,395,754
1.55% 9/9/16 (b)	1,150,000	1,160,579
Barclays Bank PLC 2.5% 2/20/19	1,770,000	1,796,120
BNP Paribas 2.375% 9/14/17	2,070,000	2,116,147
BPCE SA 1.625% 2/10/17	1,080,000	1,086,167
Branch Banking & Trust Co. 1.45% 10/3/16	3,000,000	3,030,015
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Capital One Bank NA:
1.15% 11/21/16	$ 779,000	$ 778,351
1.2% 2/13/17	1,979,000	1,973,773
1.3% 6/5/17	1,500,000	1,494,950
Capital One NA 1.5% 9/5/17	1,000,000	998,051
Citigroup, Inc.:
1.1936% 7/25/16 (d)	2,000,000	2,015,422
1.3% 4/1/16	1,650,000	1,656,443
1.3% 11/15/16	1,759,000	1,760,418
1.55% 8/14/17	5,000,000	4,997,030
1.7% 7/25/16	7,310,000	7,382,091
1.85% 11/24/17	1,000,000	1,003,687
2.5% 7/29/19	980,000	987,659
3.953% 6/15/16	2,000,000	2,086,424
Commonwealth Bank of Australia 1.125% 3/13/17	2,150,000	2,152,051
Credit Suisse New York Branch:
0.5346% 3/11/16 (d)	2,000,000	1,998,478
1.375% 5/26/17	5,000,000	5,006,435
Discover Bank 2% 2/21/18	2,500,000	2,501,788
Fifth Third Bancorp:
3.625% 1/25/16	673,000	693,962
4.5% 6/1/18	1,250,000	1,352,696
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,205,445
HSBC Bank PLC:
1.5% 5/15/18 (b)	1,090,000	1,082,492
3.1% 5/24/16 (b)	1,210,000	1,254,201
HSBC U.S.A., Inc.:
1.5% 11/13/17	1,000,000	1,004,220
1.625% 1/16/18	963,000	965,433
Intesa Sanpaolo SpA 2.375% 1/13/17	2,500,000	2,533,145
JPMorgan Chase & Co.:
1.35% 2/15/17	8,000,000	8,021,208
2% 8/15/17	2,000,000	2,028,884
KeyBank NA:
1.65% 2/1/18	735,000	735,975
2.5% 12/15/19	777,000	783,909
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	2,000,000	2,005,406
2.3% 1/30/19	1,080,000	1,091,884
Marshall & Ilsley Bank 5% 1/17/17	86,000	91,848
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	$ 1,500,000	$ 1,498,956
Mizuho Corporate Bank Ltd.:
0.6841% 9/25/17 (b)(d)	2,000,000	2,001,664
1.55% 10/17/17 (b)	3,280,000	3,269,478
MUFG Union Bank NA 1.5% 9/26/16	753,000	758,303
Nordea Bank AB 0.875% 5/13/16 (b)	1,640,000	1,642,176
PNC Bank NA:
0.8% 1/28/16	3,000,000	3,006,612
1.15% 11/1/16	1,281,000	1,286,724
1.3% 10/3/16	1,130,000	1,138,952
Regions Bank 7.5% 5/15/18	479,000	559,560
Regions Financial Corp.:
2% 5/15/18	1,100,000	1,093,946
5.75% 6/15/15	1,150,000	1,176,792
Royal Bank of Canada:
0.85% 3/8/16	1,000,000	1,003,274
1.2% 1/23/17	1,261,000	1,264,808
1.45% 9/9/16	919,000	928,678
1.5% 1/16/18	2,210,000	2,209,213
2.2% 7/27/18	1,000,000	1,016,484
Royal Bank of Scotland Group PLC:
1.1731% 3/31/17 (d)	2,200,000	2,207,055
2.55% 9/18/15	7,809,000	7,909,182
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,500,000	2,505,050
1.45% 7/19/16	2,500,000	2,519,030
1.8% 7/18/17	1,970,000	1,985,535
SunTrust Banks, Inc.:
0.5229% 8/24/15 (d)	500,000	500,008
0.5351% 4/1/15 (d)	4,270,000	4,271,285
3.5% 1/20/17	1,449,000	1,519,752
5% 9/1/15	1,059,000	1,092,960
U.S. Bank NA 1.1% 1/30/17	2,170,000	2,175,677
Wachovia Corp. 0.5726% 10/28/15 (d)	2,000,000	2,001,210
Wells Fargo Bank NA 0.4421% 5/16/16 (d)	4,500,000	4,480,025
Westpac Banking Corp.:
1.2% 5/19/17	2,700,000	2,699,846
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Westpac Banking Corp.: - continued
1.5% 12/1/17 (c)	$ 2,000,000	$ 2,009,226
2% 8/14/17	2,250,000	2,293,261
		165,204,301
Capital Markets - 2.4%
Deutsche Bank AG London Branch 1.4% 2/13/17	5,000,000	5,000,800
Goldman Sachs Group, Inc.:
1.748% 9/15/17	3,500,000	3,508,537
2.375% 1/22/18	2,200,000	2,239,626
2.55% 10/23/19	1,010,000	1,009,221
2.625% 1/31/19	1,500,000	1,519,173
JPMorgan Chase & Co.:
0.8544% 2/26/16 (d)	1,000,000	1,003,557
1.125% 2/26/16	1,100,000	1,103,114
Lazard Group LLC 6.85% 6/15/17	167,000	187,738
Morgan Stanley:
1.75% 2/25/16	2,966,000	2,996,591
5.45% 1/9/17	3,400,000	3,685,977
UBS AG Stamford Branch 1.375% 8/14/17	1,970,000	1,963,765
		24,218,099
Consumer Finance - 3.6%
American Express Credit Corp.:
0.875% 11/13/15	1,090,000	1,092,582
1.125% 6/5/17	2,500,000	2,495,245
1.3% 7/29/16	1,120,000	1,126,826
2.8% 9/19/16	970,000	1,003,907
American Honda Finance Corp. 1.125% 10/7/16	1,520,000	1,532,570
Capital One Financial Corp. 0.8719% 11/6/15 (d)	1,000,000	1,003,543
Discover Financial Services 6.45% 6/12/17	3,150,000	3,508,949
Ford Motor Credit Co. LLC:
1.684% 9/8/17	2,000,000	1,993,362
1.7% 5/9/16	1,100,000	1,108,569
3% 6/12/17	2,950,000	3,041,255
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,306,482
1.5% 7/12/16	10,000,000	10,135,280
2.25% 11/9/15	3,150,000	3,203,994
Hyundai Capital America:
1.45% 2/6/17 (b)	1,401,000	1,398,566
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (b)	$ 1,410,000	$ 1,418,985
1.875% 8/9/16 (b)	295,000	298,588
2.875% 8/9/18 (b)	710,000	728,591
Synchrony Financial 1.875% 8/15/17	235,000	236,123
		36,633,417
Diversified Financial Services - 0.2%
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,346,278
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,114,069
		2,460,347
Insurance - 1.6%
AEGON NV 4.625% 12/1/15	1,480,000	1,535,013
American International Group, Inc. 2.3% 7/16/19	465,000	469,241
Aon Corp. 3.125% 5/27/16	1,250,000	1,286,523
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,133,356
Hartford Financial Services Group, Inc. 4% 3/30/15	1,000,000	1,011,269
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	1,173,000	1,198,908
MetLife, Inc.:
1.756% 12/15/17	465,000	469,460
1.903% 12/15/17	202,000	203,214
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	4,000,000	4,004,956
1.5% 1/10/18 (b)	2,559,000	2,562,764
Pricoa Global Funding I 1.15% 11/25/16 (b)	1,100,000	1,102,514
Prudential Financial, Inc. 2.3% 8/15/18	365,000	370,037
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	289,000	290,951
		15,638,206
Real Estate Investment Trusts - 0.1%
DDR Corp. 9.625% 3/15/16	330,000	365,615
Equity One, Inc. 5.375% 10/15/15	144,000	149,136
Health Care REIT, Inc. 2.25% 3/15/18	341,000	345,087
Simon Property Group LP 2.15% 9/15/17	500,000	511,536
		1,371,374
Real Estate Management & Development - 0.5%
ERP Operating LP 2.375% 7/1/19	642,000	645,094
Mack-Cali Realty LP 2.5% 12/15/17	770,000	779,270
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,754,755
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP:
1.25% 4/17/17	$ 493,000	$ 492,222
1.55% 9/26/16	287,000	289,193
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	699,353
		4,659,887
TOTAL FINANCIALS		250,185,631
HEALTH CARE - 1.8%
Biotechnology - 0.4%
Amgen, Inc.:
0.6129% 5/22/17 (d)	2,000,000	2,001,938
1.25% 5/22/17	1,990,000	1,984,348
		3,986,286
Health Care Providers & Services - 0.5%
Express Scripts Holding Co.:
1.25% 6/2/17	2,490,000	2,473,750
2.1% 2/12/15	1,970,000	1,975,075
WellPoint, Inc. 1.875% 1/15/18	647,000	647,131
		5,095,956
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	308,000	307,755
Pharmaceuticals - 0.9%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,207,823
1.75% 11/6/17	1,865,000	1,874,963
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	2,082,000	2,090,534
2.375% 10/8/19 (b)	692,000	695,892
Mylan, Inc. 1.35% 11/29/16	364,000	363,694
Perrigo Co. PLC 1.3% 11/8/16	302,000	301,667
Zoetis, Inc.:
1.15% 2/1/16	978,000	979,089
1.875% 2/1/18	174,000	172,338
		8,686,000
TOTAL HEALTH CARE		18,075,997
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	$ 990,000	$ 984,905
Airlines - 0.0%
Iberbond 2004 PLC 4.826% 12/24/17 (f)	94,459	94,743
Electrical Equipment - 0.1%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	514,748
Trading Companies & Distributors - 0.0%
Air Lease Corp. 2.125% 1/15/18	493,000	486,838
TOTAL INDUSTRIALS		2,081,234
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	2,700,000	2,709,482
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	1,698,000	1,702,960
Tyco Electronics Group SA:
2.375% 12/17/18	225,000	228,594
6.55% 10/1/17	3,379,000	3,837,294
		5,768,848
IT Services - 0.3%
IBM Corp. 1.95% 7/22/16	1,621,000	1,656,224
The Western Union Co.:
2.375% 12/10/15	490,000	497,654
2.875% 12/10/17	1,114,000	1,141,685
		3,295,563
TOTAL INFORMATION TECHNOLOGY		11,773,893
MATERIALS - 0.5%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	594,000	592,304
Metals & Mining - 0.5%
Anglo American Capital PLC 1.1806% 4/15/16 (b)(d)	1,176,000	1,180,459
Freeport-McMoRan, Inc. 2.3% 11/14/17	668,000	672,069
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC:
1.0746% 6/17/16 (d)	$ 1,000,000	$ 1,007,517
1.375% 6/17/16	1,774,000	1,786,767
		4,646,812
TOTAL MATERIALS		5,239,116
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,094,640
2.95% 5/15/16	1,200,000	1,235,392
British Telecommunications PLC:
1.25% 2/14/17	2,798,000	2,797,245
1.625% 6/28/16	1,845,000	1,863,111
2.35% 2/14/19	2,160,000	2,170,161
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,157,750
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	1,209,000	1,245,104
5.75% 3/23/16	2,000,000	2,124,328
Verizon Communications, Inc.:
1.35% 6/9/17	1,557,000	1,557,825
2% 11/1/16	2,727,000	2,778,330
2.5% 9/15/16	3,752,000	3,857,259
		21,881,145
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.2346% 9/12/16 (d)	1,200,000	1,208,236
2.375% 9/8/16	1,532,000	1,564,570
Vodafone Group PLC:
1.5% 2/19/18	1,000,000	992,814
1.625% 3/20/17	1,442,000	1,447,759
		5,213,379
TOTAL TELECOMMUNICATION SERVICES		27,094,524
UTILITIES - 2.1%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,541,601
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp.:
0.6126% 4/3/17 (d)	$ 1,789,000	$ 1,793,553
1.625% 8/15/17	602,000	606,254
FirstEnergy Corp. 2.75% 3/15/18	2,063,000	2,084,280
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,356,476
Northeast Utilities 1.45% 5/1/18	291,000	287,632
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	1,988,150
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,113,863
TECO Finance, Inc. 4% 3/15/16	400,000	416,029
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,200,220
		14,388,058
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	845,815
1.95% 8/15/16	848,000	860,706
2.25% 9/1/15	1,300,000	1,314,998
2.5331% 9/30/66 (d)	1,336,000	1,255,355
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	2,618,000	2,601,572
		6,878,446
TOTAL UTILITIES		21,266,504
TOTAL NONCONVERTIBLE BONDS (Cost $408,897,975)		411,082,678
U.S. Government and Government Agency Obligations - 28.8%

U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.875% 2/8/18	1,348,000	1,338,897
1.625% 11/27/18	686,000	692,385
1.875% 9/18/18	371,000	378,663
Federal Home Loan Bank 0.625% 11/23/16	5,750,000	5,755,785
Freddie Mac:
0.75% 1/12/18	2,346,000	2,323,610
1% 9/29/17	3,689,000	3,689,782
1.25% 5/12/17	171,000	172,781
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		14,351,903
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 27.4%
U.S. Treasury Notes:
0.5% 7/31/17	$ 76,500,000	$ 75,914,308
0.625% 12/15/16	20,456,000	20,503,949
0.625% 2/15/17	25,000,000	25,021,475
0.75% 1/15/17	40,701,000	40,872,718
0.875% 11/30/16	52,464,000	52,873,849
0.875% 1/31/17	7,993,000	8,044,203
0.875% 5/15/17	248,000	249,085
0.875% 10/15/17	45,859,000	45,894,816
1% 9/15/17	788,000	791,940
1.375% 2/28/19	6,000,000	6,005,628
TOTAL U.S. TREASURY OBLIGATIONS		276,171,971
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $289,488,911)		290,523,874
U.S. Government Agency - Mortgage Securities - 2.8%
Fannie Mae - 1.8%
2.161% 11/1/34 (d)	203,100	216,863
2.231% 10/1/35 (d)	435,451	464,555
2.263% 2/1/35 (d)	398,776	423,179
2.288% 11/1/36 (d)	469,773	501,528
2.327% 5/1/35 (d)	347,965	369,590
2.364% 12/1/33 (d)	194,902	207,112
2.372% 7/1/35 (d)	1,226,366	1,304,542
2.387% 4/1/35 (d)	118,930	127,392
2.427% 12/1/34 (d)	188,862	201,595
2.538% 10/1/41 (d)	544,106	566,359
2.542% 6/1/42 (d)	169,828	175,817
2.693% 2/1/42 (d)	907,497	944,361
2.7% 9/1/41 (d)	736,436	770,417
2.729% 8/1/41 (d)	837,753	873,703
2.768% 1/1/42 (d)	850,198	885,997
2.96% 11/1/40 (d)	106,759	112,149
2.982% 9/1/41 (d)	122,563	128,531
3.004% 8/1/41 (d)	154,256	161,253
3.059% 10/1/41 (d)	63,612	66,825
3.177% 1/1/40 (d)	390,029	416,190
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.236% 7/1/41 (d)	$ 189,666	$ 200,249
3.325% 10/1/41 (d)	97,785	102,658
3.328% 3/1/40 (d)	229,229	239,341
3.5% 1/1/26 to 5/1/27	2,635,918	2,802,766
3.556% 7/1/41 (d)	195,519	207,254
3.605% 3/1/40 (d)	373,599	400,801
3.611% 12/1/39 (d)	103,820	111,375
4.5% 6/1/19 to 7/1/20	320,820	338,592
5.5% 11/1/17 to 11/1/34	4,249,701	4,722,149
6.5% 6/1/15 to 6/1/16	4,180	4,312
7% 1/1/16 to 11/1/18	14,077	14,711
TOTAL FANNIE MAE		18,062,166
Freddie Mac - 1.0%
2.211% 11/1/35 (d)	278,569	297,658
2.368% 8/1/36 (d)	144,348	154,858
2.402% 10/1/42 (d)	1,052,205	1,102,909
2.973% 8/1/41 (d)	433,709	452,528
3% 8/1/21	1,152,252	1,207,614
3.136% 9/1/41 (d)	252,266	264,748
3.239% 4/1/41 (d)	112,866	118,944
3.24% 9/1/41 (d)	122,803	129,180
3.299% 6/1/41 (d)	140,305	147,649
3.476% 5/1/41 (d)	131,829	139,185
3.566% 4/1/40 (d)	267,205	280,256
3.621% 6/1/41 (d)	193,091	204,703
3.633% 4/1/40 (d)	222,852	239,078
3.707% 5/1/41 (d)	160,094	168,872
4% 6/1/24 to 4/1/26	3,778,615	4,055,103
4.5% 8/1/18 to 11/1/18	1,005,892	1,058,630
8.5% 5/1/26 to 7/1/28	43,834	52,298
TOTAL FREDDIE MAC		10,074,213
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - 0.0%
5.5% 6/15/35	$ 372,260	$ 424,402
7% 1/15/25 to 6/15/32	214,697	251,623
TOTAL GINNIE MAE		676,025
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $28,151,938)		28,812,404
Asset-Backed Securities - 14.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	296,785	293,485
Series 2005-1 Class M1, 0.622% 4/25/35 (d)	84,112	72,819
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,109,607	1,110,141
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,323,000	1,322,374
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	662,000	667,547
Series 2012-5 Class A, 1.54% 9/15/19	2,790,000	2,791,674
Series 2014-3 Class A, 1.33% 3/15/19	4,772,000	4,782,083
Series 2014-4 Class A2, 1.43% 6/17/19	2,400,000	2,404,387
Series 2014-5 Class A2, 1.6% 10/15/19	2,500,000	2,505,550
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	2,075,000	2,081,092
Series 2014-2 Class A, 1.26% 1/15/20	1,960,000	1,965,743
Series 2014-3 Class A, 1.49% 4/15/20	3,000,000	3,016,524
Series 2014-4 Class A, 1.43% 6/15/20	2,500,000	2,507,710
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	504,000	504,616
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	1,943,423	1,944,072
Series 2013-5 Class A3, 0.9% 9/10/18	1,634,000	1,635,894
Series 2014-1 Class A3, 0.9% 2/8/19	1,034,000	1,033,339
Series 2014-2 Class A3, 0.94% 2/8/19	1,980,000	1,976,672
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.977% 4/25/34 (d)	11,399	8,371
Series 2005-R2 Class M1, 0.6053% 4/25/35 (d)	43,363	43,298
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (d)	82,560	77,705
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (d)	150,336	52,755
Asset-Backed Securities - continued
	Principal Amount	Value
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	$ 1,500,000	$ 1,500,341
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,500,000	1,502,436
Series 2014-3 Class A2, 1.18% 12/20/17	1,466,000	1,470,188
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	2,250,000	2,247,890
Series 2013-A3 Class A3, 0.96% 9/16/19	1,000,000	1,001,705
Series 2014-A5 Class A, 1.48% 7/15/20	2,410,000	2,425,332
Carmax Auto Owner Trust:
Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,128,722
Series 2014-4 Class A3, 1.25% 11/15/19	1,512,000	1,514,495
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (d)	228,766	170,062
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (b)	698,579	700,174
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	1,200,000	1,203,856
Series 2014-A1 Class A, 1.15% 1/15/19	1,500,000	1,504,958
Series 2014-A7 Class A, 1.45% 11/15/19	2,513,000	2,513,000
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	2,500,000	2,510,383
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,510,000	1,509,880
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	3,330,000	3,357,892
Series 2014-A2 Class A2, 1.02% 2/22/19	2,160,000	2,159,788
Series 2014-A4 Class A4, 1.23% 4/24/19	2,000,000	2,005,134
Series 2014-A8 Class A8, 1.73% 4/9/20	1,930,000	1,942,203
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4053% 3/25/32 (MGIC Investment Corp. Insured) (d)	8,622	7,551
Series 2004-2 Class 3A4, 0.6553% 7/25/34 (d)	62,430	56,949
Series 2004-3 Class M4, 1.6103% 4/25/34 (d)	9,668	6,832
Series 2004-4 Class M2, 0.9503% 6/25/34 (d)	18,201	16,763
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (b)	1,000,000	1,000,346
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,581,278
Series 2013-A5 Class A5, 1.04% 4/15/19	2,246,000	2,253,879
Series 2014-A3 Class A3, 1.22% 10/15/19	2,000,000	2,004,736
Series 2014-A5 Class A, 1.39% 4/15/20	2,010,000	2,008,818
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,500,000	1,501,548
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,000,000	3,002,187
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae Series 2004-T5:
Class AB1, 0.6303% 5/28/35 (d)	$ 159,655	$ 147,899
Class AB3, 0.9166% 5/28/35 (d)	67,441	62,952
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (d)	36,914	32,900
Ford Credit Auto Lease Trust:
Series 2013-B Class A3, 0.76% 9/15/16	870,000	870,938
Series 2014-A Class A3, 0.68% 4/15/17	1,024,000	1,023,987
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	5,500,000	5,506,853
Series 2014-1 Class A1, 1.2% 2/15/19	2,379,000	2,380,896
Series 2014-4 Class A1, 1.4% 8/15/19	1,965,000	1,970,453
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5803% 11/25/34 (d)	104,293	9,145
Class M5, 1.6553% 11/25/34 (d)	40,226	665
Series 2005-A:
Class M3, 0.8903% 1/25/35 (d)	120,398	97,732
Class M4, 1.1753% 1/25/35 (d)	44,055	25,914
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (b)(d)	185,426	159,093
GE Business Loan Trust Series 2003-1 Class A, 0.5847% 4/15/31 (b)(d)	6,409	6,155
GE Capital Credit Card Master Note Trust:
Series 2012-4 Class A, 0.4547% 6/15/18 (d)	1,995,000	1,994,306
Series 2012-5 Class A, 0.95% 6/15/18	1,394,000	1,396,879
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (b)	109,043	109,108
GE Equipment Transportation LLC:
Series 2012-2 Class A3, 0.62% 7/25/16	1,222,004	1,222,142
Series 2014-1 Class A3, 0.97% 4/23/18	1,467,000	1,469,165
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	1,510,000	1,515,055
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,940,000	1,946,425
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4453% 8/25/33 (d)	63,171	60,914
Series 2003-5 Class A2, 0.8553% 12/25/33 (d)	44,160	41,617
Series 2004-1 Class M2, 1.8553% 6/25/34 (d)	58,407	51,284
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (d)	157,118	100,644
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (b)	2,000,000	2,000,368
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5047% 5/15/18 (b)(d)	$ 1,680,000	$ 1,682,313
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	1,452,343	1,454,623
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.282% 11/25/36 (d)	91,100	90,224
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5636% 12/27/29 (d)	28,461	28,335
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (d)	58,721	648
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	4,760,000	4,765,398
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (d)	68,107	61,972
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (d)	120,386	114,743
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (d)	138,792	127,745
Series 2004-NC8 Class M6, 2.0303% 9/25/34 (d)	55,392	47,692
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (d)	47,386	44,611
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (d)	30,946	907
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	1,077,000	1,078,004
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	1,692,000	1,695,201
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6247% 5/15/17 (d)	2,900,000	2,902,973
Series 2013-A Class A, 0.4533% 2/15/18 (d)	2,000,000	2,000,000
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9851% 10/30/45 (d)	456,579	453,775
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (d)	797,630	711,857
Class M4, 2.3303% 9/25/34 (d)	1,086,724	679,694
Series 2005-WCH1 Class M4, 0.9853% 1/25/36 (d)	187,294	161,386
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (d)	648	602
Santander Drive Auto Receivables Trust:
Series 2012-5 Class A3, 0.83% 12/15/16	130,812	130,831
Series 2013-4:
Class A2, 0.89% 9/15/16	55,000	55,006
Class A3, 1.11% 12/15/17	1,170,000	1,172,790
Series 2014-4 Class B, 1.82% 5/15/19	918,000	922,036
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.947% 3/25/35 (d)	116,012	105,500
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8141% 6/15/33 (d)	$ 204,821	$ 198,830
Class C, 1.1841% 6/15/33 (d)	784,127	757,387
Series 2004-B:
Class A2, 0.4341% 6/15/21 (d)	688,206	685,019
Class C, 1.1041% 9/15/33 (d)	1,072,559	1,031,657
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4353% 9/25/19 (d)	2,189,000	2,185,528
Series 2013-1 Class A2, 0.4053% 9/25/19 (d)	1,790,000	1,785,947
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (d)	5,908	4,794
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (d)	86,903	77,369
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	1,619,000	1,620,676
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	2,244,000	2,243,383
Series 2014-1 Class A3, 0.91% 10/22/18	1,324,000	1,322,009
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (b)	1,242,000	1,246,213
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0336% 10/25/44 (b)(d)	1,390,734	1,402,168
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,838,000	1,835,912
TOTAL ASSET-BACKED SECURITIES (Cost $143,390,254)		143,696,424
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 1.2%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5877% 5/27/35 (b)(d)	857,245	884,583
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.295% 12/20/54 (b)(d)	1,654,503	1,639,778
Class C2, 1.355% 12/20/54 (b)(d)	762,000	750,189
Series 2006-2:
Class A4, 0.235% 12/20/54 (d)	324,978	321,955
Class C1, 1.095% 12/20/54 (d)	3,254,000	3,188,920
Series 2006-3 Class C2, 1.155% 12/20/54 (d)	142,000	139,586
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.335% 12/20/54 (d)	$ 381,000	$ 371,323
Class C1, 0.915% 12/20/54 (d)	233,000	225,195
Class M1, 0.495% 12/20/54 (d)	100,000	96,750
Series 2007-1:
Class 1C1, 0.755% 12/20/54 (d)	235,000	224,543
Class 1M1, 0.455% 12/20/54 (d)	153,000	147,645
Class 2C1, 1.015% 12/20/54 (d)	107,000	104,646
Class 2M1, 0.655% 12/20/54 (d)	196,000	190,610
Series 2007-2:
Class 2C1, 1.0147% 12/17/54 (d)	272,000	266,016
Class 3A1, 0.3347% 12/17/54 (d)	123,555	122,567
Granite Mortgages Series 2003-2 Class 1A3, 0.7308% 7/20/43 (d)	534,141	533,074
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6308% 1/20/44 (d)	95,335	95,082
Class 1C, 2.6808% 1/20/44 (d)	54,183	55,038
Series 2004-1 Class 2A1, 0.5531% 3/20/44 (d)	1,499,376	1,493,424
Series 2004-3 Class 2A1, 0.5131% 9/20/44 (d)	923,866	920,418
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (d)	60,561	54,965
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (d)	94,087	86,348
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5055% 6/10/35 (b)(d)	30,824	28,168
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (d)	3,221	3,082
TOTAL PRIVATE SPONSOR		11,943,905
U.S. Government Agency - 2.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6553% 9/25/23 (d)	104,370	104,753
Series 2013-9 Class FA, 0.5053% 3/25/42 (d)	2,118,555	2,126,682
floater planned amortization class Series 2005-90 Class FC, 0.4053% 10/25/35 (d)	538,143	539,635
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	898,151	959,057
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class Series 2012-94 Class E, 3% 6/25/22	$ 613,679	$ 636,723
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	201,026	225,637
Series 2009-31 Class A, 4% 2/25/24	138,049	144,255
Series 2010-135 Class DE, 2.25% 4/25/24	571,844	586,472
Series 2011-16 Class FB, 0.3053% 3/25/31 (d)	1,320,493	1,321,605
Series 2010-123 Class DL, 3.5% 11/25/25	240,704	248,941
Series 2010-143 Class B, 3.5% 12/25/25	419,385	436,588
Series 2011-23 Class AB, 2.75% 6/25/20	341,951	351,301
target amortization Series 2008-29 Class BG 4.7% 12/25/35	208,629	216,688
Freddie Mac:
floater Series 2711 Class FC, 1.0547% 2/15/33 (d)	880,831	896,419
floater planned amortization class Series 3117 Class JF, 0.4547% 2/15/36 (d)	548,691	550,707
floater sequential payer Series 3943 Class EF 0.4047% 2/15/26 (d)	934,801	936,199
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,210,552	1,236,403
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	24,068	24,268
Series 3081 Class CP 5.5% 10/15/34	484,699	489,588
Series 3792 Class DF, 0.5547% 11/15/40 (d)	1,458,755	1,462,719
Series 3820 Class DA, 4% 11/15/35	651,668	698,484
sequential payer Series 3696 Class AE, 1.2% 7/15/15	43,319	43,321
Series 3949 Class MK, 4.5% 10/15/34	550,334	598,772
Series 4221-CLS Class GA, 1.4% 7/15/23	2,479,154	2,480,736
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-113 Class FJ, 0.405% 1/20/42 (d)	798,544	798,413
floater planned amortization class Series 2005-47 Class FX, 0.305% 5/20/34 (d)	1,472,508	1,471,267
floater sequential payer:
Series 2010-120 Class FB 0.455% 9/20/35 (d)	503,029	503,944
Series 2011-150 Class D, 3% 4/20/37	138,957	141,151
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 45,284	$ 45,368
Series 2010-99 Class PT, 3.5% 8/20/33	55,141	55,253
TOTAL U.S. GOVERNMENT AGENCY		20,331,349
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,421,663)		32,275,254
Commercial Mortgage Securities - 8.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4258% 2/14/43 (d)(e)	274,622	5,436
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	919,750	966,960
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	1,814,032	1,933,030
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (b)(d)	4,859	4,374
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (b)(d)	567,499	493,473
Class B1, 1.5553% 1/25/36 (b)(d)	17,953	3,571
Class M1, 0.6053% 1/25/36 (b)(d)	178,489	104,926
Class M2, 0.6253% 1/25/36 (b)(d)	67,731	38,273
Class M3, 0.6553% 1/25/36 (b)(d)	72,793	39,145
Class M4, 0.7653% 1/25/36 (b)(d)	37,248	19,429
Class M5, 0.8053% 1/25/36 (b)(d)	37,248	14,800
Class M6, 0.8553% 1/25/36 (b)(d)	37,799	11,628
Series 2006-3A Class M4, 0.5853% 10/25/36 (b)(d)	6,459	698
Series 2007-1 Class A2, 0.4253% 3/25/37 (b)(d)	281,939	230,932
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (b)(d)	51,796	43,985
Class A2, 0.4753% 7/25/37 (b)(d)	48,512	38,249
Class M1, 0.5253% 7/25/37 (b)(d)	17,290	5,178
Class M2, 0.5653% 7/25/37 (b)(d)	9,702	1,198
Class M3, 0.6453% 7/25/37 (b)(d)	8,381	567
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-3:
Class A2, 0.4453% 7/25/37 (b)(d)	$ 70,560	$ 58,827
Class M1, 0.4653% 7/25/37 (b)(d)	53,307	40,115
Class M2, 0.4953% 7/25/37 (b)(d)	56,045	32,160
Class M3, 0.5253% 7/25/37 (b)(d)	90,719	34,387
Class M4, 0.6553% 7/25/37 (b)(d)	143,458	46,687
Class M5, 0.7553% 7/25/37 (b)(d)	68,179	12,072
Series 2007-4A:
Class A2, 0.702% 9/25/37 (b)(d)	700,019	203,603
Class M1, 1.102% 9/25/37 (b)(d)	108,471	19,031
Class M2, 1.202% 9/25/37 (b)(d)	53,412	5,461
Series 2006-2A Class IO, 0% 7/25/36 (b)(e)	5,620,135	1
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (b)(d)	14,368	14,403
Class J, 0.8547% 3/15/22 (b)(d)	52,963	52,500
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,049,774	1,057,858
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,713,709	1,827,349
Series 2006-PW14 Class A1A, 5.189% 12/11/38	713,322	761,052
Series 2006-T22 Class A1A, 5.5572% 4/12/38 (d)	1,715,142	1,798,612
Series 2005-T18 Class A4, 4.933% 2/13/42	772,389	773,642
Series 2006-PW12 Class A1A, 5.6967% 9/11/38 (d)	1,307,323	1,381,633
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (b)(d)	52,983	50,488
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,092,368	1,193,144
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (b)(d)(e)	3,612,801	11,966
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.55% 12/15/16 (b)(d)	2,000,000	2,000,000
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.315% 5/15/30 (b)(d)	1,464,992	1,468,434
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	349,000	370,469
Series 2013-GC11 Class A1, 0.754% 4/10/46	607,434	606,097
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2258% 7/15/44 (d)	604,938	616,724
Series 2006-CD2 Class A1B, 5.2995% 1/15/46 (d)	2,789,132	2,891,462
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.0527% 6/11/27 (b)(d)	$ 2,500,000	$ 2,499,348
Series 2013-CR9 Class A1, 1.344% 7/10/45	385,236	387,953
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0047% 4/15/17 (b)(d)	16,009	16,049
sequential payer:
Series 2006-C7 Class A1A, 5.7449% 6/10/46 (d)	2,505,672	2,645,584
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,642,738	1,765,746
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	277,142	277,008
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.2117% 8/15/36 (d)(e)	118,068	12
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (b)(d)	6,713	6,686
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	1,373,000	1,374,690
Class B, 1.45% 4/15/27 (b)(d)	1,205,000	1,204,796
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	128,505	129,745
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (b)(d)	856,925	856,696
Class A2FL, 0.856% 12/5/31 (b)(d)	1,160,000	1,159,992
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,217,468	1,234,734
Series K707 Class A1, 1.615% 9/25/18	1,404,574	1,420,637
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2743% 3/10/44 (d)	1,705,143	1,765,240
Series 2006-C1 Class A1A, 5.2743% 3/10/44 (d)	987,291	1,030,629
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	9,449	9,451
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.5518% 4/10/38 (d)	950,170	989,674
Class A4, 5.5518% 4/10/38 (d)	1,265,000	1,306,441
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	290,000	295,365
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1547% 7/15/31 (b)(d)	662,000	661,922
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	965,126	1,033,366
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust: - continued
sequential payer Series 2006-GG8:
Class A4, 5.56% 11/10/39 (d)	$ 1,170,611	$ 1,247,020
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	355,981	357,630
Series 2012-GC6 Class A1, 1.282% 1/10/45	191,526	192,391
Series 2013-GC12 Class A1, 0.742% 6/10/46 (d)	613,315	609,349
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.152% 11/5/30 (b)(d)	1,077,113	1,076,452
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	270,000	278,265
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	286,441	286,956
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (b)(d)	13,149	13,015
Class F, 0.4847% 11/15/18 (b)(d)	31,865	30,978
Class G, 0.5147% 11/15/18 (b)(d)	27,694	26,720
Class H, 0.6547% 11/15/18 (b)(d)	21,250	20,372
Series 2013-FL3 Class A1, 0.9547% 4/15/28 (b)(d)	268,332	268,502
Series 2014-BXH Class A, 1.0547% 4/15/27 (b)(d)	1,500,000	1,499,541
Series 2014-FL5 Class A, 1.1333% 7/15/31 (b)(d)	1,700,000	1,701,173
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,863,310	1,984,047
Series 2007-LD11 Class A2, 5.7707% 6/15/49 (d)	16,154	16,135
Series 2006-LDP7 Class A1A, 5.863% 4/15/45 (d)	2,139,734	2,277,203
Series 2013-C13 Class A1, 1.3029% 1/15/46	2,118,927	2,124,562
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	552,519	553,084
Series 2006-C1 Class A4, 5.156% 2/15/31	489,291	504,100
Series 2006-C6 Class A4, 5.372% 9/15/39	431,000	458,132
Series 2007-C7 Class A3, 5.866% 9/15/45	852,868	944,541
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2859% 11/12/37 (d)	499,226	514,765
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	1,629,863	1,732,978
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-4 Class XP, 0.6176% 12/12/49 (d)(e)	11,182,861	570
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	810,888	811,525
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(d)	$ 45,397	$ 40,435
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (b)(d)	501,291	501,199
Class D, 0.345% 10/15/20 (b)(d)	84,694	83,378
Class E, 0.405% 10/15/20 (b)(d)	105,926	103,750
Class F, 0.455% 10/15/20 (b)(d)	63,569	61,945
Class G, 0.495% 10/15/20 (b)(d)	78,581	75,984
Class H, 0.585% 10/15/20 (b)(d)	49,464	46,840
Class J, 0.735% 10/15/20 (b)(d)	28,557	25,614
sequential payer:
Series 2007-IQ13 Class A1A, 5.31% 3/15/44	585,622	631,523
Series 2007-IQ14 Class A2, 5.61% 4/15/49	415,458	418,164
Series 2012-C4 Class A1, 1.085% 3/15/45	572,677	574,191
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	1,260,247	1,329,358
Series 2007-T27 Class A1A, 5.6509% 6/11/42 (d)	1,894,717	2,079,531
SCG Trust Series 2013-SRP1 Class A, 1.5533% 11/15/26 (b)(d)	1,175,000	1,176,312
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	304,727	305,758
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	517,937	515,632
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (b)(d)	25,617	25,112
Class J, 0.753% 9/15/21 (b)(d)	50,198	48,206
Series 2007-WHL8 Class F, 0.6347% 6/15/20 (b)(d)	376,985	354,413
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	2,599,712	2,790,271
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (d)	1,868,081	1,948,696
Class A5, 5.416% 1/15/45 (d)	2,290,000	2,388,417
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	1,651,261	1,733,441
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	1,705,809	1,815,986
Series 2006-C27 Class A3, 5.77% 7/15/45 (d)	1,156,561	1,216,251
Series 2007-C31A Class A2, 5.421% 4/15/47	79,845	79,882
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	364,088	363,480
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $86,797,785)		83,619,568
Municipal Securities - 0.6%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 4,570,000	$ 4,584,944
Series 2011, 4.511% 3/1/15	1,515,000	1,529,347
TOTAL MUNICIPAL SECURITIES (Cost $6,108,560)		6,114,291
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b)	1,165,000	1,187,718
Ontario Province 1% 7/22/16	4,000,000	4,019,152
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,162,601)		5,206,870
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $9,258,508)	9,258,508	9,258,508
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,006,678,195)		1,010,589,871
NET OTHER ASSETS (LIABILITIES) - 0.0%		(459,815)
NET ASSETS - 100%		$ 1,010,130,056
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse /Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 63,977	$ (25,854)	$ -	$ (25,854)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,860,556 or 11.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94,743 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 91,628
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,746
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 411,082,678	$ -	$ 410,987,935	$ 94,743
U.S. Government and Government Agency Obligations	290,523,874	-	290,523,874	-
U.S. Government Agency - Mortgage Securities	28,812,404	-	28,812,404	-
Asset-Backed Securities	143,696,424	-	143,685,707	10,717
Collateralized Mortgage Obligations	32,275,254	-	32,247,086	28,168
Commercial Mortgage Securities	83,619,568	-	83,553,518	66,050
Municipal Securities	6,114,291	-	6,114,291	-
Foreign Government and Government Agency Obligations	5,206,870	-	5,206,870	-
Money Market Funds	9,258,508	9,258,508	-	-
Total Investments in Securities:	$ 1,010,589,871	$ 9,258,508	$ 1,001,131,685	$ 199,678
Derivative Instruments:
Liabilities
Swaps	$ (25,854)	$ -	$ (25,854)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,005,917,134. Net unrealized appreciation aggregated $4,672,737, of which $9,468,081 related to appreciated investment securities and $4,795,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015